Document and Entity Information	21 Months Ended
Jun. 30, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	avxl
Entity Registrant Name	ANAVEX LIFE SCIENCES CORP.
Entity Central Index Key	0001314052
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current
Cash	$ 1,645	$ 11,362	$ 134,702
VAT recoverable		0	809
Deferred financing charge	1,835	1,215	55,464
Prepaid expenses		0	9,630
Total current assets	3,480	12,577	200,605
Equipment	0	576	2,434
Total assets	3,480	13,153	203,039
Current
Accounts payable and accrued liabilities	2,799,244	2,589,324	410,024
Derivative liability		0	67,500
Promissory notes payable	757,600	299,000	867,919
Total liabilities	3,556,844	2,888,324	1,345,443
CAPITAL DEFICIT
Capital stock Authorized: 150,000,000 common shares, par value $0.001 per share Issued and outstanding: 30,240,687 common shares (September 30, 2012 - 30,240,687)	30,241	30,241	26,572
Additional paid-in capital	34,599,514	34,599,514	28,034,245
Share subscriptions received	33,348	0
Deficit accumulated during the development stage	(38,216,467)	(37,504,926)	(29,203,221)
Total stockholder's equity	(3,553,364)	(2,875,171)	(1,142,404)
Total liabilities and stockholder's equity	$ 3,480	$ 13,153	$ 203,039

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	30,240,687	30,240,687	26,571,574
Common Stock, Shares, Outstanding	30,240,687	30,240,687	26,571,574

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Jun. 30, 2013
Expenses
Accounting and audit fees	$ 22,368	$ 24,436	$ 105,276	$ 118,964	$ 139,761	$ 158,225	$ 662,114	$ 767,390
Amortization and depreciation	0	465	576	1,394	1,858	1,657	5,055	5,631
Bank charges and interest	709	1,568	1,908	4,838	5,963	8,701	42,307	44,215
Consulting fees	29,086	230,313	238,898	779,827	1,155,366	2,757,835	11,744,091	11,982,989
Insurance	0	0	0	9,630	10,844	48,152	58,996	58,996
Investor relations	(2,121)	15,000	31,479	37,638	108,138	133,805	831,707	863,186
Legal fees	27,876	21,629	99,774	97,783	142,923	140,613	670,025	769,799
Management fees	0	0	0	0	0	0	14,625	14,625
Office and miscellaneous expense (recovery)	295	2,965	407	8,420	9,147	30,068	147,684	148,091
Registration and filing fees	3,375	3,110	18,498	20,759	26,794	58,878	154,398	172,896
Rent and administration	0	0	0	0	0	63,110	224,670	224,670
Research and development	39,021	393,963	166,584	2,540,903	2,653,860	2,597,279	12,558,949	12,725,533
Travel	5,373	4,464	5,560	58,827	66,837	182,259	741,155	746,715
Website design and maintenance	0	0	0	0	0	0	28,417	28,417
Loss before other income (expenses)	(125,982)	(697,913)	(668,960)	(3,678,983)	(4,321,491)	(6,180,582)	(27,884,193)	(28,553,153)
Other income (expenses)
Interest and financing fees	(14,855)	(37,988)	(41,638)	(130,472)	(138,341)	(90,246)	(626,021)	(667,659)
Accretion of debt discount	0	(15,293)	0	(98,081)	(98,081)	(69,419)	(2,174,661)	(2,174,661)
Change in fair value of derivative liability	0	0	0	67,500	67,500	100,000	(463,274)	(463,274)
Debt conversion expense	0	0	0	0	0	(504,160)	(504,160)	(504,160)
Loss on settlement of accounts payable	0	0	0	0	0	(334,053)	(778,053)	(778,053)
Loss on extinguishment of debt	0	(3,829,328)	0	(3,829,328)	(3,829,333)	(198,738)	(4,515,540)	(4,515,540)
Foreign exchange gain (loss)	(11,087)	37,904	(943)	45,042	18,041	(29,949)	(8,220)	(9,163)
Net loss for the period	$ (151,924)	$ (4,542,618)	$ (711,541)	$ (7,624,322)	$ (8,301,705)	$ (7,307,147)	$ (36,954,122)	$ (37,665,663)
Basic and diluted loss per share	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.28)	$ (0.29)	$ (0.29)
Weighted average number of shares outstanding	30,240,687	28,355,453	30,240,687	27,476,394	28,168,784	25,169,065

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Jun. 30, 2013
Cash Flows used in Operating Activities
Net loss for the period	$ (711,541)	$ (7,624,322)	$ (8,301,705)	$ (7,307,147)	$ (36,954,122)	$ (37,665,663)
Adjustments to reconcile net loss to net cash used in operations:
Amortization and depreciation	576	1,394	1,858	1,657	5,055	5,631
Accretion of debt discount	0	98,081	98,081	69,419	2,174,661	2,174,661
Stock-based compensation	0	302,208	302,208	1,273,162	4,842,547	4,842,547
Amortization of deferred financing charge	1,215	60,714	62,399	44,536	162,712	163,927
Change in fair value of derivative liability	0	(67,500)	(67,500)	(100,000)	463,274	463,274
Consulting expense recorded in exchange for shares to be issued	0	0	0	0	236,337	236,337
Common shares issued for consulting expenses	0	15,896	15,895	0	406,405	406,405
Promissory note issued for severance	0	0	0	0	71,500	71,500
Common shares issued for severance	0	75,000	75,000	0	415,600	415,600
Common shares issued for research and development expenses	0	0	0	0	800,000	800,000
Management fees contributed	0	0	0	0	14,625	14,625
Debt conversion expense	0	0	0	504,160	504,160	504,160
Loss on settlement of accounts payable	0	0	0	334,053	778,053	778,053
Loss on extinguishment of debt	0	3,829,328	3,829,333	198,738	4,515,540	4,515,540
Rent contributed	0	0	0	0	3,750	3,750
Unrealized foreign exchange	(7,282)	0				(7,282)
Changes in non-cash working capital balances related to operations:
VAT recoverable	0	809	809	37,011	0	0
Prepaid expenses	0	9,630	9,630	13,639	0	0
Accounts payable and accrued liabilities	423,967	1,857,755	2,281,052	1,129,293	5,772,548	6,196,515
Net cash used in operating activities	(293,065)	(1,441,007)	(1,692,940)	(3,801,479)	(15,787,355)	(16,080,420)
Cash Flows provided by Financing Activities
Issuance of common shares, net of share issue costs	0	996,250	996,250	3,021,512	10,246,833	10,246,833
Share subscriptions received	33,348	0	0	(100,000)	0	33,348
Proceeds from promissory notes	250,000	331,500	581,500	750,000	5,399,000	5,649,000
Deferred financing fee	0	(3,250)	(8,150)	0	(108,150)	(108,150)
Repayment of promissory note	0	0	0	0	(100,000)	(100,000)
Due to related parties	0	0	0	0	33,665	33,665
Shareholder advances	0	0	0	0	333,000	333,000
Net cash provided by financing activities	283,348	1,324,500	1,569,600	3,671,512	15,804,348	16,087,696
Cash Flows used in Investing Activities
Acquisition of equipment	0	0	0	0	(5,631)	(5,631)
Net cash used in investing activities	0	0	0	0	(5,631)	(5,631)
Increase (decrease) in cash during the period	(9,717)	(116,507)	(123,340)	(129,967)	11,362	1,645
Cash, beginning of period	11,362	134,702	134,702	264,669	0	0
Cash, end of period	$ 1,645	$ 18,195	$ 11,362	$ 134,702	$ 11,362	$ 1,645

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL DEFICIT (USD $)	Common Stock [Member]	Common Stock Additional Paid-In Capital [Member]	Common Shares to be Issued [Member]	Common Stock Deficit Accumulated During the Development Stage [Member]	Total
Beginning Balance at Jan. 22, 2004
Capital stock issued for cash on January 23, 2004 - at $0.0033	$ 12,000	$ 28,000			$ 40,000
Capital stock issued for cash on January 23, 2004 - at $0.0033 (Shares)	12,000,000
Net Income (Loss)				(14,395)	(14,395)
Ending Balance at Sep. 30, 2004	12,000	28,000		(14,395)	25,605
Ending Balance (Shares) at Sep. 30, 2004	12,000,000
Beginning Balance at Jan. 23, 2004
Capital stock issued for cash on January 23, 2004 - at $0.0033	12,000	28,000			40,000
Capital stock issued for cash on January 23, 2004 - at $0.0033 (Shares)	12,000,000
Net Income (Loss)				(14,395)	(14,395)
Ending Balance at Sep. 30, 2004	12,000	28,000		(14,395)	25,605
Ending Balance (Shares) at Sep. 30, 2004	12,000,000
Capital stock issued for cash on December 31, 2004 - at $0.0033	7,200	16,800			24,000
Capital stock issued for cash on December 31, 2004 - at $0.0033 (Shares)	7,200,000
Management fees contributed		13,000			13,000
Rent contributed		3,000			3,000
Net Income (Loss)				(91,625)	(91,625)
Ending Balance at Sep. 30, 2005	19,200	60,800		(106,020)	(26,020)
Ending Balance (Shares) at Sep. 30, 2005	19,200,000
Management fees contributed		1,625			1,625
Rent contributed		750			750
Debt forgiven by directors		33,666			33,666
Net Income (Loss)				(25,532)	(25,532)
Ending Balance at Sep. 30, 2006	19,200	96,841		(131,552)	(15,511)
Beginning Balance (Shares) at Sep. 30, 2006	19,200,000
Capital stock issued for research and development services on September 24, 2007 - at $3.60	222	799,778			800,000
Capital stock issued for research and development services on September 24, 2007 - at $3.60 (Shares)	222,222
Capital stock issued for settlement of loan payable on September 25, 2007 - at $3.60	93	332,907			333,000
Capital stock issued for settlement of loan payable on September 25, 2007 - at $3.60 (Shares)	92,500
Net Income (Loss)				(1,579,993)	(1,579,993)
Ending Balance at Sep. 30, 2007	19,515	1,229,526		(1,711,545)	(462,504)
Ending Balance (Shares) at Sep. 30, 2007	19,514,722
Capital stock issued for cash on December 10, 2007- at $3.50	150	524,850			525,000
Capital stock issued for cash on December 10, 2007- at $3.50 (Shares)	150,000
Capital stock issued for consulting services on December 18,2007 - at $3.86	50	192,950			193,000
Capital stock issued for consulting services on December 18,2007 - at $3.86 (Shares)	50,000
Capital stock issued debt settlement of debt on December 18, 2007- at $4.50	10	44,990			45,000
Capital stock issued debt settlement of debt on December 18, 2007- at $4.50 (Shares)	10,000
Stock-based compensation for shares issued at a discount		65,000			65,000
Capital stock issued for severance on May 15, 2008 - at $5.24	65	340,535			340,600
Capital stock issued for severance on May 15, 2008 - at $5.24 (Share)	65,000
Capital stock issued for consulting services on August 19, 2008 - at $5.07	25	126,725	(126,750)
Capital stock issued for consulting services on August 19, 2008 - at $5.07 (Shares)	25,000
Capital stock issued for cash on August 19,2008 - at $4.25	142	606,325			606,467
Capital stock issued for cash on August 19,2008 - at $4.25 (Shares)	142,698
Stock based compensation		1,493,937			1,493,937
Shares to be issued for consulting services			252,599		252,599
Net Income (Loss)				(5,351,269)	(5,351,269)
Ending Balance at Sep. 30, 2008	19,957	4,624,838	125,849	(7,062,814)	(2,292,170)
Ending Balance (Shares) at Sep. 30, 2008	19,957,420
Stock based compensation		812,336			812,336
Capital stock issued for consulting services on November 20, 2008 at $2.63	25	65,725	(65,750)
Capital stock issued for consulting services on November 20, 2008 at $2.63 (Shares)	25,000
Capital stock issued for consulting services on February 20, 2009 at $2.50	25	62,475	(62,500)
Capital stock issued for consulting services on February 20, 2009 at $2.50 (Shares)	25,000
Capital stock issued for cash on March 6, 2009 at $2.25	89	200,494			200,583
Capital stock issued for cash on March 6, 2009 at $2.25 (Shares)	89,148
Capital stock issued for consulting services on March 20, 2009 at $2.00	3	4,997			5,000
Capital stock issued for consulting services on March 20, 2009 at $2.00 (Shares)	2,500
Capital stock issued for cash on March 20, 2009 at $2.25	11	24,289			24,300
Capital stock issued for cash on March 20, 2009 at $2.25 (Shares)	10,800
Capital stock issued for cash on June 11, 2009 at $2.25	36	80,964			81,000
Capital stock issued for cash on June 11, 2009 at $2.25 (Shares)	36,000
Capital stock issued for services on June 11, 2009 at $2.25	29	65,731			65,760
Capital stock issued for services on June 11, 2009 at $2.25 (Shares)	29,227
Capital stock issued for cash on June 19, 2009 at $2.25	496	1,114,504			1,115,000
Capital stock issued for cash on June 19, 2009 at $2.25 (Shares)	495,556
Capital stock issued for finders fees on June 26, 2009 at $2.51	22	55,755			55,777
Capital stock issued for finders fees on June 26, 2009 at $2.51 (Shares)	22,222
Shares to be issued for consulting services			236,337		236,337
Capital stock issued for cash on August 19, 2009 at $2.25	129	289,869			289,998
Capital stock issued for cash on August 19, 2009 at $2.25 (Shares)	128,888
Less: Finders fees		(72,850)			(72,850)
Beneficial conversion features on convertible debt issuances		333,056			333,056
Extinguishment of debt		487,469			487,469
Cancellation of common shares	(75)	234,011	(233,936)
Cancellation of common shares (Shares)	(75,000)
Share subscriptions received			300,000		300,000
Net Income (Loss)				(5,499,419)	(5,499,419)
Ending Balance at Sep. 30, 2009	20,747	8,383,663	300,000	(12,562,233)	(3,857,823)
Ending Balance (Shares) at Sep. 30, 2009	20,746,761
Stock based compensation		770,055			770,055
Cumulative effect of accounting changes		(333,056)		(550,804)	(883,860)
Capital stock issued for cash on October 2, 2009 at $2.25	267	599,733	(300,000)		300,000
Capital stock issued for cash on October 2, 2009 at $2.25 (Shares)	266,666
Capital stock issued in settlement of promissory note on February 2, 2010 at $2.02	49	99,951			100,000
Capital stock issued in settlement of promissory note on February 2, 2010 at $2.02 (Shares)	49,505
Capital stock issued for cash on April 9, 2010 - at $2.60	93	240,405			240,498
Capital stock issued for cash on April 9, 2010 - at $2.60 (Shares)	92,499
Capital stock issued in settlement of debt on April 30, 2010 - at $2.85	9	27,991			28,000
Capital stock issued in settlement of debt on April 30, 2010 - at $2.85 (Shares)	9,825
Finders' fees paid in cash		(24,050)			(24,050)
Capital stock issued for cash on June 29, 2010 - at $2.50	941	2,351,559			2,352,500
Capital stock issued for cash on June 29, 2010 - at $2.50 (Shares)	941,000
Finders fees paid in cash 2		(206,500)			(206,500)
Capital stock issued in settlement of debt on July 5, 2010 at $2.50	400	999,600			1,000,000
Capital stock issued in settlement of debt on July 5, 2010 at $2.50 (Shares)	400,000
Capital stock issued for cash on September 3, 2010 at $2.75	163	448,087			448,250
Capital stock issued for cash on September 3, 2010 at $2.75 (Shares)	163,000
Capital stock issued for finders fees on September 3, 2010 at $2.75	9	(9)
Capital stock issued for finders fees on September 3, 2010 at $2.75 (Shares)	9,000
Finders' fees paid in cash 3		(15,125)			(15,125)
Shares issued on conversion of promissory note on September 30, 2010 at $2.25	328	737,802			738,130
Shares issued on conversion of promissory note on September 30, 2010 at $2.25 (Shares)	328,058
Shares issued on conversion of promissory note on September 30, 2010 at $2.35	511	1,199,489			1,200,000
Shares issued on conversion of promissory note on September 30, 2010 at $2.35 (Shares)	510,638
Reclassification of derivative liability on modification of note terms		3,144,520			3,144,520
Settlement of accounts payable		444,000			444,000
Equity component of convertible promissory note		44,220			44,220
Net Income (Loss)				(8,783,037)	(8,783,037)
Ending Balance at Sep. 30, 2010	23,517	18,912,335		(21,896,074)	(2,960,222)
Ending Balance (Shares) at Sep. 30, 2010	23,516,952
Rent contributed					0
Stock based compensation		1,273,162			1,273,162
Capital stock issued for cash on November 18, 2010 at $2.75	393	1,082,682			1,083,075
Capital stock issued for cash on November 18, 2010 at $2.75 (Shares)	393,846
Less: Share issue costs		(65,363)			(65,363)
Capital stock issued for finders fees on November 18, 2010 at $2.75	4	(4)
Capital stock issued for finders fees on November 18, 2010 at $2.75 (Shares)	3,636
Shares issued on conversion of promissory note on November 18, 2010 at $2.25	853	1,918,565			1,919,418
Shares issued on conversion of promissory note on November 18, 2010 at $2.25 (Shares)	853,075
Debt conversion expense		504,160			504,160
Shares issued on the conversion of a promissory note on November 18, 2010 - at $4.12	145	597,515			597,660
Shares issued on the conversion of a promissory note on November 18, 2010 - at $4.12 (Shares)	145,063
Capital stock issued in settlement of debt on November 18, 2010 - at $4.12	182	748,908			749,090
Capital stock issued in settlement of debt on November 18, 2010 - at $4.12 (Shares)	181,818
Capital stock issued for cash on November 25, 2010 at $3.35	30	99,970			100,000
Capital stock issued for cash on November 25, 2010 at $3.35 (Shares)	29,851
Capital stock issued for finders fees on November 25, 2010 at $3.35	3	(3)
Capital stock issued for finders fees on November 25, 2010 at $3.35 (Shares)	2,985
Shares issued on conversion of promissory note on November 18, 2010 at $2.25 2	853	1,918,565			1,919,418
Shares issued on conversion of promissory note on November 18, 2010 at $2.25 2 (Shares)	853,075
Capital stock issued for cash on February 1, 2011 - at $3.75	61	228,739			228,800
Capital stock issued for cash on February 1, 2011 - at $3.75 (Shares)	61,014
Capital stock issued for cash on May 3, 2011 - at $3.00	34	99,966			100,000
Capital stock issued for cash on May 3, 2011 - at $3.00 (Shares)	33,334
Capital stock issued on exercise of warrants for cash on June 19, 2011 - at $2.25	700	1,574,300			1,575,000
Capital stock issued on exercise of warrants for cash on June 19, 2011 - at $2.25 (Shares)	700,000
Equity units issued in settlement of an account payable on September 28, 2011	650	1,059,313			1,059,963
Equity units issued in settlement of an account payable on September 28, 2011 (Shares)	650,000
Net Income (Loss)				(7,307,147)	(7,307,147)
Ending Balance at Sep. 30, 2011	26,572	28,034,245		(29,203,221)	(1,142,404)
Ending Balance (Shares) at Sep. 30, 2011	26,571,574
Rent contributed					0
Stock based compensation		302,208			302,208
Less: Share issue costs		(77,000)			(77,000)
Capital stock issued for cash on December 6, 2011 - at $1.25	616	768,884			769,500
Capital stock issued for cash on December 6, 2011 - at $1.25 (Shares)	615,600
Capital stock issued for cash on February 9, 2012 - at $1.25	270	337,230			337,500
Capital stock issued for cash on February 9, 2012 - at $1.25 Shares	270,000
Less: Share Issue costs 2		(33,750)			(33,750)
Equity units issued for services on February 9, 2012 - at $1.99	8	15,888			15,896
Equity units issued for services on February 9, 2012 - at $1.99 (Share)	8,000
Equity units issued for settlement of loans payable on May 31, 2012	2,700	5,176,884			5,179,584
Equity units issued for settlement of loans payable on May 31, 2012 (Share)	2,700,513
Capital stock issued for services on July 12, 2012 - at $1.00	75	74,925			75,000
Capital stock to be issued for services on June 26, 2012 - at $1.00 (Shares)	75,000
Net Income (Loss)				(8,301,705)	(8,301,705)
Ending Balance at Sep. 30, 2012	30,241	34,599,514		(37,504,926)	(2,875,171)
Ending Balance (Shares) at Sep. 30, 2012	30,240,687
Rent contributed					0
Common stock subscribed for cash - at $0.40			33,348		33,348
Net Income (Loss)				(711,541)	(711,541)
Ending Balance at Jun. 30, 2013	$ 30,241	$ 34,599,514	$ 33,348	$ (38,216,467)	$ (3,553,364)
Ending Balance (Shares) at Jun. 30, 2013	30,240,687

Business Description, Basis of Presentation and Liquidity	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Business Description, Basis of Presentation and Liquidity [Text Block]
Note 1	Business Description, Basis of Presentation and Liquidity

Business

The Company is engaged in the development of drug candidates. The Company’s lead compound, ANAVEX 2-73, developed to treat Alzheimer’s disease through disease modification, is in human clinical trials. In pre-clinical studies conducted in France and other EU institutes, ANAVEX 2-73 demonstrated anti-amnesic and neuroprotective properties. Based on these preclinical studies, the Company sponsored a Phase 1 single ascending dose study of ANAVEX 2-73 initiated and completed in 2011. This study was conducted in Germany in collaboration with ABX-CRO Advanced Pharmaceutical Services (ABX-CRO). The study indicated that ANAVEX 2-73 was well tolerated by study subjects in doses up to 55mg. The Company plans to initiate a multiple ascending dose study of ANAVEX 2-73 in the near future, provided sufficient capital is available. Additionally the Company intends to identify and initiate discussions with potential partners in the next 12 months. Further, we may acquire or develop new intellectual property and assign, license, or otherwise transfer our intellectual property to further our goals.

These unaudited interim condensed financial statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for fair presentation of the information contained therein. The interim results are not necessarily indicative of the operating results expected for the fiscal year ending on September 30, 2013. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures herein are adequate to make the information presented not misleading.

Basis of Presentation and Liquidity

These interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and the instructions to Form 10-Q.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At June 30, 2013, the Company had an accumulated deficit of $38,216,467 (September 30,2012 - $37,504,926), had a working capital deficit of $3,553,364 and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management expects the Company’s cash requirement over the next twelve months to be approximately $5,000,000. In addition to funding its general and corporate expenses and its research and development activities, the Company is obligated to address its current liabilities totaling $3,556,844. While the Company is expending best efforts to achieve the above plans, there is no assurance that any such activity will generate funds for operations. See Note 9 Subsequent Events.

Note 1	Business Description, Basis of Presentation and Liquidity

Business

Anavex Life Sciences is a pharmaceutical company engaged in the development of drug candidates. Our lead compound ANAVEX 2-73, developed to treat Alzheimer’s disease through disease modification, is in human clinical trials.

In pre-clinical studies conducted in France, and in Greece ANAVEX 2-73 demonstrated anti-amnesic and neuroprotective properties.

Based on these preclinical studies, Anavex sponsored a Phase 1 single ascending dose study of ANAVEX 2-73 initiated and completed in 2011. This study was conducted in Germany in collaboration with ABX-CRO Advanced Pharmaceutical Services. The study indicated that ANAVEX 2-73 was well tolerated by study subjects in doses up to 55mg.

Due principally to Anavex’ inability to obtain sufficient funding to support operations and development of our pipeline, it has been unable to attract and retain executive management that is experienced in leading a development stage pharmaceutical company. For this reason, the company is deferring research into drug candidates until expert management evaluates the company’s progress and determines an appropriate course of action, and there is capital to effect management’s plan of action.

In considering several different means of accomplishing Anavex’ goal of commercializing a treatment for Alzheimer’s disease, its officers and directors have determined that pursuing a strategic relationship with a partner, partners, or an acquirer with capable management and sufficient capital to sponsor trials is the company’s best course of action at this time. Further, Anavex may acquire or develop new intellectual property and assign, license, or otherwise transfer its intellectual property to further its plan.

Basis of Presentation and Liquidity

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and the instructions to Form 10-K.

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At September 30, 2012, the Company had an accumulated deficit of $37,504,926 (2011 - $29,203,221), had a working capital deficit of $2,875,747 and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has no formal plan in place to address this but considers obtaining additional funds by equity financing and/or from issuing promissory notes. Management expects the Company’s cash requirement over the next twelve months to be approximately $4,000,000. While the Company is expending best efforts to achieve the above plans, there is no assurance that any such activity will generate funds for operations.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Text Block]
Note 2	Summary of Significant Accounting Policies

a)	Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuations, asset impairment, conversion features embedded in convertible notes payable, derivative valuations, stock based compensation and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

b)	Principles of Consolidation

These consolidated financial statements include the accounts of Anavex Life Sciences Corp. and its wholly-owned subsidiary, Anavex Life Sciences (France) SA, a company incorporated under the laws of France. All inter-company transactions and balances have been eliminated.

c)	Development Stage Company

The Company is devoting substantially all of its present efforts to establish a new business and none of its planned principal operations have commenced. All losses accumulated since inception has been considered as part of the Company’s development stage activities.

d)	Equipment

Equipment is recorded at cost and is depreciated at 33% per annum on the straight-line basis.

e)	Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The estimated future cash flows are based upon, among other things, assumptions about future operating performance, and may differ from actual cash flows. Long-lived assets evaluated for impairment are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest) is less than the carrying value of the assets, the assets will be written down to the estimated fair value in the period in which the determination is made.

f)	Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash and accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of such instruments. Based on borrowing rates currently available to the Company for similar terms and based on the short term duration of the debt instruments, the carrying value of the promissory notes payable approximate their fair value. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

g)	Foreign Currency Translation

The functional currency of the Company is the US dollar. Monetary items denominated in a foreign currency are translated into US dollars at exchange rates prevailing at the balance sheet date and non-monetary items are translated at exchange rates prevailing when the assets were acquired or obligations incurred. Foreign currency denominated expense items are translated at exchange rates prevailing at the transaction date. Unrealized gains or losses arising from the translations are credited or charged to income in the period in which they occur.

h)	Research and Development Expenses

Research and developments costs are expensed as incurred. These expenses are comprised of the costs of the Company’s proprietary research and development efforts, including salaries, facilities costs, overhead costs and other related expenses as well as costs incurred in connection with third-party collaboration efforts. Milestone payments made by the Company to third parties are expensed when the specific milestone has been achieved.

In addition, the Company incurs expenses in respect of the acquisition of intellectual property relating to patents and trademarks. The probability of success and length of time to developing commercial applications of the drugs subject to the acquired patents and trademarks is difficult to determine and numerous risks and uncertainties exist with respect to the timely completion of the development projects. There is no assurance the acquired patents and trademarks will ever be successfully commercialized. Due to these risks and uncertainties, the acquisition of patents and trademarks does not meet the definition of an asset and thus are expensed as incurred.

i)	Income Taxes

The Company has adopted the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company has adopted the provisions of FASB ASC 740 "Income Taxes" regarding accounting for uncertainty in income taxes. The Company initially recognizes tax positions in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. Application requires numerous estimates based on available information. The Company considers many factors when evaluating and estimating our tax positions and tax benefits, and our recognized tax positions and tax benefits may not accurately anticipate actual outcomes. As additional information is obtained, there may be a need to periodically adjust the recognized tax positions and tax benefits. These periodic adjustments may have a material impact on the consolidated statements of operations.

j)	Basic and Diluted Loss per Share

The basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the year ended September 30, 2012, loss per share excludes 6,025,141 (2011 – 5,030,479) potentially dilutive common shares (related to convertible notes payable and outstanding options and warrants) as their effect was anti-dilutive.

k)	Stock-based Compensation

The Company accounts for all stock-based payments and awards under the fair value based method.

Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments. Compensation costs for stock-based payments with graded vesting are recognized on a straight-line basis. The cost of the stock-based payments to non- employees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. The fair value of all share purchase options are expensed over their vesting period with a corresponding increase to additional paid-in capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimates.

l)	Fair Value Measurements

The fair value hierarchy under GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 -	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 -

observable inputs other than Level I, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 -	assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The book value of cash and accounts payable and accrued liabilities approximate their fair values due to the short term maturity of those instruments. Based on borrowing rates currently available to the Company under similar terms, the book value of promissory notes payable approximates their fair values. The Company’s promissory notes payable are based on Level 2 inputs in the ASC 820 fair value hierarchy.

The Company’s Level 3 liability consisted of the bifurcated embedded conversion features in the Company’s convertible promissory notes. This Level 3 liability had no active market and was required to be measured at its fair value at each reporting period based on information that is unobservable.

A summary of the Company’s Level 3 liabilities for the years ended June 30, 2012 and 2011 is as follows:
	2012	2011

Balance, beginning of the period	$67,500	$-
Fair value of embedded conversion feature of convertible promissory notes	-	167,500
Change in fair value of derivative liability	(67,500)	(100,000)
Balance, end of the period	$-	$67,500

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). There were no assets or liabilities measured at fair value on a nonrecurring basis during the periods ended September 30, 2012 and 2011.

m)	Recent Accounting Pronouncements

On June 16, 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income , or ASU 2011-05. ASU 2011-05 requires entities to report items of other comprehensive income on either part of a single contiguous statement of comprehensive income or in a separate statement of comprehensive income immediately following the statement of income. On December 23, 2011, the FASB issued an update to this pronouncement, ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 , or ASU 2011-12. ASU 2011-12 defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The Company has not recorded any components of comprehensive income (loss) for the years ended September 30, 2012 and 2011 and, as at September 30, 2012, the Company does not have a balance recorded in respect of accumulated comprehensive income (loss).

Recent Accounting Pronouncements	9 Months Ended
Jun. 30, 2013
Recent Accounting Pronouncements [Text Block]
Note 2	Recent Accounting Pronouncements

There are no new accounting pronouncements that the Company recently adopted or are pending the Company’s adoption that are expected to have a material impact on the company’s results of operations, financial position or cash flows.

Equipment	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Equipment [Text Block]
Note 3	Equipment
	June 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-
	September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576

Note 3	Equipment

		September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576

		September 30, 2011
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$3,197	$2,434

Derivative Liability	12 Months Ended
Sep. 30, 2012
Derivative Liability [Text Block]
Note 4	Derivative Liability

Derivative liability, consisting of the embedded conversion features in the Company’s convertible promissory notes, is accounted for as a separate liability measured at its respective fair value, as follows:

	2012	2011

Balance, beginning of the period	$67,500	$-
Fair value of embedded conversion feature of convertible promissory notes	-	167,500
Change in fair value of derivative liability	(67,500)	(100,000)
Balance, end of the period	$-	$67,500

The fair values of the convertible promissory notes embedded call options have been determined using the binomial pricing model using the following weighted average assumptions:

	2012	2011

Risk-free interest rate	0.05%	0.13%
Expected life of derivative liability	0.05 years	0.56 years
Annualized volatility	57.99%	93.45%
Dividend rate	0.00%	0.00%

Promissory Notes Payable	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Promissory Notes Payable [Text Block]
Note 4	Promissory Notes Payable

	June 30,	September 30,
	2013	2012
Promissory note dated June 6, 2012 bearing interest at 8% per annum, due on demand	$49,000	$49,000
Promissory note dated June 26, 2012 bearing interest at 8% per annum, due on demand	250,000	250,000
Promissory note dated October 17, 2012 bearing interest at 8% per annum, due on demand	150,000	-
Promissory note dated November 14, 2012 bearing interest at 8% per annum, due on demand	50,000	-
Promissory note dated December 31, 2012 bearing interest at 12% per annum, due on September 30, 2013	100,000	-
Promissory note dated January 9, 2013 with a principal balance of CDN$86,677, bearing interest at 12% per annum, secured by all the present and future assets of the Company and is due on demand	82,344	-
Promissory note dated January 9, 2013 with a principal balance of CDN$27,639, bearing interest at 12% per annum, secured by all the present and future assets of the Company and due on demand	26,256	-
Promissory note dated February 8, 2013 bearing interest at 10% per annum, due on demand	50,000	-
	757,600	299,000
Less: current portion	(757,600)	(299,000)
	$-	$-

On June 6, 2012, the Company issued a promissory note having a principal balance of $49,000 with terms that include interest at 8% per annum and maturing on December 3, 2012. This note matured during the nine months ended June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $3,200, was settled in exchange for 130,501 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance. In connection with the issuance of this note, the Company paid a finder’s fee totaling $4,900 which was deferred and amortized to income using the effective interest method over the terms of the note. As at June 30, 2013, there remained an unamortized balance of $Nil (September 30, 2012: $1,215) in respect of this deferred financing charge.

On June 26, 2012, the Company issued a promissory note having a principal balance of $250,000 with terms that include interest at 8% per annum and maturing on March 31, 2013. During the nine months ended June 30, 2013, the expiry date was extended to June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $15,233, was settled in exchange for 663,082 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On October 17, 2012, the Company issued a promissory note having a principal balance of $150,000 with terms that include interest at 8% per annum and maturing on March 31, 2013. During the nine months ended June 30, 2013, the expiry date was extended to June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $5,425 was settled in exchange for 388,562 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On November 14, 2012, the Company issued a promissory note having a principal balance of $50,000 with terms that include interest at 8% per annum and maturing on March 31, 2013. During the nine months ended June 30, 2013, the expiry date was extended to June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $1,501 was settled in exchange for 128,753 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On December 31, 2012, the Company issued a promissory note having a principal balance of $100,000 in exchange for an accounts payable owing in respect of unpaid consulting fees. This note is accruing interest at 12% per annum and matured on June 30, 2013. This note was not repaid on June 30, 2013 and the maturity date was extended to September 30, 2013.

On January 9, 2013, the Company issued two promissory notes (the “Secured Notes”);

a)

issued a promissory note in the amount of $82,344 (CDN$86,677) to the President, Secretary, Treasurer, CFO and director of the Company (the “President”) in exchange for unpaid consulting fees owing to the President. The note is bearing interest at 12% per annum and was due June 30, 2013.

b)

issued a promissory note in the amount of $26,256 (CDN$27,639) to a director of the Company (the “Director”) in exchange for unpaid consulting fees owing to the Director. The note is bearing interest at 12% per annum and was due June 30, 2013.

The Secured Notes are secured by a charge over the assets of the Company, including a restriction on the transfer of cash by the Company and a charge over the intellectual property of the Company. The security interests of the Secured Notes is ranked senior to any and all security interests granted prior to the issuance of the notes and to all subsequent security interests granted, unless the holders agree in writing to other terms.

In addition, if the promissory notes are not repaid within 10 days of their maturity dates, they shall bear late fees in addition to interest accruing, at a rate of $100 per day per note.

In an event of default by the Company under the terms of the promissory notes, the notes shall bear additional late fees of $500 per day per note.

Subsequent to the issuance of these promissory notes, the President resigned as President, Secretary, Treasurer, CFO and director of the Company and the Director resigned as director of the Company.

The Company did not repay the notes on June 30, 2013. The Company has disputed the issuance of the Secured Notes and should there be an attempt to enforce the Secured Notes or collection on them, the Company will consider a legal remedy.

On February 8, 2013, the Company issued a promissory note having a principal balance of $50,000 with terms that include interest at 10% per annum and maturing on June 8, 2013. This note was not repaid on June 8, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $699 was settled in exchange for 126,747 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

Note 5	Promissory Notes Payable

	2012	2011

Convertible interest bearing promissory notes payable	$-	$750,000
Interest bearing promissory notes payable	299,000	216,000
Less: fair value of derivative liabilities on date of issuance	-	(167,500)
Add: accumulated accretion	-	69,419
	299,000	867,919
Less: current portion	(299,000)	(867,919)
	$-	$-

Convertible interest bearing promissory notes

The Company issued unsecured convertible interest bearing promissory notes totaling $750,000 during the year ended September 30, 2011 consisting of a promissory note in the amount of $250,000 maturing on April 20, 2012 and a promissory note in the amount of $500,000 maturing on May 4, 2012, each bearing interest at 8% per annum. These notes were convertible at any time at the option of the holder into units of the Company at $3.00 per unit with each unit consisting of one common share and one common share purchase warrant entitling the holder thereof to purchase an additional common share for $4.00 for a period of 2 years from the date of issuance.

In connection with the issuance of these notes, the Company paid a finder’s fee totaling $100,000 which was deferred and amortized to income using the effective interest method over the terms of the notes. As at September 30, 2012, there remained no unamortized balance in respect of this deferred financing charge (2011: $55,464).

Pursuant to the guidance of ASC 815-40, the Company determined that the embedded conversion feature of the notes failed to meet the “fixed for fixed” criteria contained within the guidance. Accordingly, the Company bifurcated the embedded conversion features as a separate derivative liability having a fair value of $167,500 at inception. The corresponding debt discount was accreted over the term of the note. During the year ended September 30, 2012, the Company recorded accretion expense of $98,081 (2011: $69,419) in respect of this debt discount.

On April 20, 2012, the $500,000 convertible promissory note with accrued interest thereon of $40,000 along with an interest bearing $250,000 promissory note with accrued interest thereon of $9,389 that had been issued on November 1, 2011 were exchanged for a new non-convertible 12% interest bearing promissory note having a principal amount of $799,389 maturing on June 19, 2012. Subsequent to this exchange of promissory notes, on May 31, 2012, the Company extinguished this note along with accrued interest of $10,925 thereon by issuing 1,620,628 equity units having a fair value of $3,108,365. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $2,298,051.

On May 31, 2012, the Company extinguished the $250,000 convertible promissory note along with accrued interest of $22,333 thereon by issuing 544,667 equity units having a fair value of $1,044,671. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $772,338.

Interest bearing promissory notes

During the year ended September 30, 2010, the Company issued a promissory note having a principal balance of $200,000 with terms that included interest at 8% per annum and maturing on May 4, 2011. On May 4, 2011, this note, including accrued interest of $16,000 thereon, was exchanged for a new 8% interest bearing promissory note having a principal balance of $216,000 maturing May 4, 2012. On May 31, 2012, the Company extinguished this note along with accrued interest of $18,576 thereon by issuing 469,152 equity units having a fair value of $899,833. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $665,257.

On April 2, 2012, the Company issued a promissory note having a principal balance of $32,500 with terms that included interest at 10% per annum maturing on April 2, 2013. The Company paid a finders fee totalling $3,250 which was deferred and amortized to income from the date of issuance to the date of extinguishment. On May 31, 2012, the Company extinguished this note along with accrued interest of $533 thereon by issuing 66,066 equity units having a fair value of $126,715. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $93,682.

On June 6, 2012, the Company issued a promissory note having a principal balance of $49,000 with terms that include interest at 8% per annum and maturing on December 3, 2012. In connection with the issuance of this note, the Company paid a finder’s fee totaling $4,900 which was deferred and amortized to income using the effective interest method over the terms of the note. As at September 30, 2012, there remained an unamortized balance of $1,215 in respect of this deferred financing charge.

On June 26, 2012, the Company issued a promissory note having a principal balance of $250,000 with terms that include interest at 8% per annum and maturing on March 31, 2013.

Extinguishment of promissory notes payable

As noted above, on May 31, 2012, the Company issued equity units in settlement of certain of its promissory notes outstanding. Each unit consisted of one common share and common share purchase warrant entitling the holder to purchase an additional common share at $0.75 until November 30, 2013.

The promissory note settlements are summarized as follows:

Promissory note settled			Units issued
		Accrued			Loss on
Maturity date	Principal	Interest	Number	Fair Value	Settlement
Convertible interest bearing promissory note
April 20, 2012	$250,000	$22,333	544,667	$1,044,671	$(772,338)
Interest bearing promissory notes
May 4, 2012	216,000	18,571	469,152	899,833	(665,262)
June 19, 2012	799,389	10,925	1,620,628	3,108,365	(2,298,051)
April 2, 2013	32,500	533	66,066	126,715	(93,682)
	1,047,889	30,029	2,155,846	4,134,913	(3,056,995)

	$1,297,889	$52,362	2,700,513	$5,179,584	$(3,829,333)

The fair value of each unit issued was determined to be $1.918 determined by aggregating (i) the fair value of $1.25 for the Company’s common shares based on their quoted market price on the date of settlement and (ii) the fair value of $0.668 for each warrant included in the Company’s units. The fair value of the Company’s warrants was determined using the binomial model with the following assumptions:

Stock price	$1.25
Exercise price	$0.75
Expected volatility	78.89%
Risk-free discount rate	0.23%

Capital Stock	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Capital Stock [Text Block]
Note 5	Capital Stock

On May 24, 2006, the board of directors approved a six (6) for one (1) forward split of the authorized issued and outstanding common stock. The Company’s authorized capital increased from 25,000,000 shares of common stock to 150,000,000 shares of common stock.

On September 24, 2007, the Company issued 222,222 common shares common shares at $3.60 per share for a total of $800,000 for research and development expenses. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On September 25, 2007, the Company settled a loan payable in the amount of $333,000 by issuing 92,500 common shares at $3.60 per share, being the quoted market price of the Company’s common stock on the settlement date.

On December 10, 2007, the Company issued 150,000 units at $3.50 per unit for proceeds of $525,000. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until December 10, 2009.

On December 18, 2007, the Company issued 10,000 shares at $4.50 per share for a total of $45,000 pursuant to an agreement to settle a debt and issued 50,000 shares at $3.86 per share for a total of $193,000 pursuant to a consulting agreement. The Company recorded compensation expense of $65,000 in respect of these issuances based on the excess of the fair value of these shares over the balances at which they were recorded by the Company.

On May 15, 2008, the Company issued 65,000 common shares at $5.24 per share for a total of $340,600 to its former CEO in accordance with the terms of a severance agreement upon the termination of his services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 25,000 common shares at $5.07 per share for a total of $126,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 142,698 units at $4.25 per unit for proceeds of $606,467 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until August 19, 2009.

On November 20, 2008, the Company issued 25,000 common shares at $2.63 per share for a total of $65,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On February 20, 2009, the Company issued 25,000 common shares at $2.50 per share for a total of $62,500 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On March 6, 2009, the Company issued 89,148 units at $2.25 per unit for proceeds of $200,583 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 6, 2010.

On March 20, 2009, the Company issued 10,800 units at $2.25 per unit for proceeds of $24,300 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 20, 2010.

On March 20, 2009, the Company issued 2,500 common shares at $2.00 per share for a total of $5,000 to a public relations consultant pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On May 14, 2009, the Company entered into a revised consulting agreement with a director whereby the consultant returned 75,000 common shares to the Company for cancellation. The return of shares was recorded in the same amount at which they were originally issued.

On June 11, 2009 the Company issued 36,000 units at $2.25 per unit for proceeds of $81,000 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until June 11, 2010. The Company paid finders’ fees in the amount of $8,100 in relation to this private placement.

On June 11, 2009 the Company issued 29,227 common shares at $2.25 per share for service rendered by consultants. The common shares were recorded based upon the fair value of the Company’s common stock on the issuance date of the shares.

On June 19, 2009, the Company issued 495,556 units at $2.25 per unit for total proceeds of $1,115,000 pursuant to private placement agreements. Each unit consisted on one common share and one and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $2.25 per share until June 19, 2011.

On June 26, 2009, the Company issued 22,222 common shares at $2.51 per share for finder’s fees related to the issuance of a $500,000 note payable. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issue date.

On August 19, 2009, the Company issued 128,888 units at $2.25 per Unit for total proceeds of $289,998. Of these placements, 40,000 Units consisted of one common share and one share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until July 9, 2010 and 88,888 Units consisted on one common share and one and one-eighth share purchase warrant entitling the holder to purchase an additional common shares at $2.25 per share until August 4, 2011. The Company paid finders’ fees totalling $19,000 in respect of these private placements.

On October 2, 2009 the Company issued 266,666 units at $2.25 per unit for proceeds of $600,000 pursuant to private placement agreement. Each unit consisted of one common share and one and one-eighth common share purchase warrant entitling the holder to purchase an additional common share at $2.25 per share until October 2, 2011. The Company had received $300,000 of this amount in the year ended September 30, 2010.

On February 2, 2010 the Company issued 49,505 common shares of the Company, at their fair value of $2.02 per share pursuant to an agreement with a former officer to settle an outstanding amount owed.

On April 9, 2010, the Company issued 92,499 units at $2.60 per unit for proceeds of $240,498 pursuant to private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $3.50 per share until April 9, 2011.

On April 30, 2010, the Company issued 9,825 common shares of the Company, at $2.85 per share as consideration for terminating a consulting agreement and for services rendered under the agreement. The common shares were recorded based upon the quoted market price of the Company’s common stock on the date of the termination of the agreement.

On June 29, 2010, the Company issued 941,000 units at $2.50 per unit for total proceeds of $2,352,500 pursuant to private placement agreements. Each unit consisted on one common share and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until December 29, 2011.

On July 5, 2010, the Company issued 400,000 units in settlement of $1,000,000 owing to a creditor. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at 3.50 per share until January 5, 2012. The fair value of the units issued was determined to be $1,444,000 on the date they were issued and thus the Company recorded a loss on settlement of accounts payable of $444,000 with a corresponding credit to additional paid-in capital of the same amount on date of issuance. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.50, stock price - $3.15, expected volatility – 68.45%, expected life – 1.5 years, dividend yield – 0.00% .

On September 3, 2010, the Company issued 163,000 units at $2.75 per unit for proceeds of $448,250 pursuant to private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $3.75 per share until March 3, 2012.

On September 3, 2010, the Company issued 9,000 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $3.75 per share until March 3, 2012.

On September 30, 2010, the Company issued 510,638 common shares at $2.35 per share pursuant to the terms of a convertible note payable.

On September 30, 2010, the Company issued 82,310 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $3.50 per share until September 30, 2011.

On September 30, 2010, the Company issued 245,748 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $3.00 per share until September 30, 2012.

On November 18, 2010, the Company issued 393,846 units at $2.75 per unit for proceeds of $1,083,075 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until May 18, 2012. The Company paid a finder’s fee totalling $65,363 in respect of this private placement.

On November 18, 2010, the Company issued 3,636 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until May 18, 2012.

On November 18, 2010, the Company issued 853,075 units in the conversion of two notes payable originally convertible at $2.50. The Company recorded debt conversion expense of $504,160, related to the fair value of the additional units issued as a result of converting at the lower conversion price. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $3.00 per share until November 18, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.00, stock price - $4.12, expected volatility – 78.33%, expected life – 2.0 years, dividend yield – 0.00%, risk-free rate – 0.52% .

On November 18, 2010, the Company issued 145,063 shares of common stock at their fair value of $4.12 per share based on their quoted market price pursuant to settling non-convertible interest bearing notes payable outstanding in the amount of $398,922, including accrued interest of $26,032. The Company recorded a loss on settlement of debt of $198,738 based on the difference between the carrying value of the debt settled and the fair value of the shares issued. On November 18, 2010, the Company issued 181,818 shares of common stock at their fair value of $4.12 per share based on the quoted value of units issued in a private placement on the same date to one creditor in settlement of $500,000 of debt owing. The Company recorded a loss on settlement of accounts payable of $249,090 based on the difference of the carrying value of the account payable and the fair value of the shares issued.

On November 25, 2010, the Company issued 29,851 units at $3.35 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until November 25, 2012.

On November 25, 2010, the Company issued 2,985 units at $3.35 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until November 25, 2012.

On February 1, 2011, the Company issued 61,014 units at $3.75 per unit for proceeds of $228,800 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $5.25 per share until August 1, 2012.

On May 3, 2011, the Company issued 33,334 units at $3.00 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until April 20, 2013.

On June 19, 2011, the Company issued 700,000 common shares at $2.25 per share for proceeds of $1,575,000 pursuant to the exercise of warrants.

On September 26, 2011, the Company issued 650,000 units in settlement of $975,000 of debt owing. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until September 26, 2012. The Company recorded a loss on settlement of account payable in the amount of $84,963 based on the fair value of shares being $975,000 at their issuance and the fair value of the warrants determined to be $84,963. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.50, expected volatility – 69%, expected life – 1.0 years, dividend yield – 0.00%, risk-free interest rate – 0.10% .

On December 6, 2011, the Company issued 615,600 units at $1.25 per unit for proceeds of $769,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until December 6, 2012. The Company paid finder’s fees of $77,000 in connection with this private placement.

On February 9, 2012 the Company issued 8,000 units for service rendered by a director and officer of the Company. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until February 9, 2013. The fair value of the units issued was determined to be $15,896 on the date they were issued and the Company recorded consulting fees of $15,896 on the statement of operations for the year ended September 30, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.74, expected volatility – 84.88%, expected life – 1.0 years, risk free interest rate – 0.15%, dividend yield – 0.00% .

On February 9, 2012, the Company issued 270,000 units at $1.25 per unit for proceeds of $337,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until February 9, 2013. The Company paid a finder’s fee of $33,750 in connection with this private placement.

On May 31, 2012, the Company issued 2,700,513 units in settlement of $1,297,889 in promissory notes and $52,367 of accrued interest on these notes, which was included in accounts payable and accrued liabilities Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $0.75 per share until November 30, 2013.

On June 26, 2012, the Company agreed to issue 75,000 common shares to the former president of the Company for past services and in final settlement of a consulting agreement dated February 1, 2007. These shares were issued on July 12, 2012.

Note 6	Capital Stock

On May 24, 2006, the board of directors approved a six (6) for one (1) forward split of the authorized issued and outstanding common stock. The Company’s authorized capital increased from 25,000,000 shares of common stock to 150,000,000 shares of common stock.

On September 24, 2007, the Company issued 222,222 common shares common shares at $3.60 per share for a total of $800,000 for research and development expenses. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On September 25, 2007, the Company settled a loan payable in the amount of $333,000 by issuing 92,500 common shares at $3.60 per share, being the quoted market price of the Company’s common stock on the settlement date.

On December 10, 2007, the Company issued 150,000 units at $3.50 per unit for proceeds of $525,000. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until December 10, 2009.

On December 18, 2007, the Company issued 10,000 shares at $4.50 per share for a total of $45,000 pursuant to an agreement to settle a debt and issued 50,000 shares at $3.86 per share for a total of $193,000 pursuant to a consulting agreement. The Company recorded compensation expense of $65,000 in respect of these issuances based on the excess of the fair value of these shares over the balances at which they were recorded by the Company.

On May 15, 2008, the Company issued 65,000 common shares at $5.24 per share for a total of $340,600 to its former CEO in accordance with the terms of a severance agreement upon the termination of his services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 25,000 common shares at $5.07 per share for a total of $126,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 142,698 units at $4.25 per unit for proceeds of $606,467 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until August 19, 2009.

On November 20, 2008, the Company issued 25,000 common shares at $2.63 per share for a total of $65,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On February 20, 2009, the Company issued 25,000 common shares at $2.50 per share for a total of $62,500 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On March 6, 2009, the Company issued 89,148 units at $2.25 per unit for proceeds of $200,583 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 6, 2010.

On March 20, 2009, the Company issued 10,800 units at $2.25 per unit for proceeds of $24,300 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 20, 2010.

On March 20, 2009, the Company issued 2,500 common shares at $2.00 per share for a total of $5,000 to a public relations consultant pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On May 14, 2009, the Company entered into a revised consulting agreement with a director whereby the consultant returned 75,000 common shares to the Company for cancellation. The return of shares was recorded in the same amount at which they were originally issued.

On June 11, 2009 the Company issued 36,000 units at $2.25 per unit for proceeds of $81,000 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until June 11, 2010. The Company paid finders’ fees in the amount of $8,100 in relation to this private placement.

On June 11, 2009 the Company issued 29,227 common shares at $2.25 per share for service rendered by consultants. The common shares were recorded based upon the fair value of the Company’s common stock on the issuance date of the shares.

On June 19, 2009, the Company issued 495,556 units at $2.25 per unit for total proceeds of $1,115,000 pursuant to private placement agreements. Each unit consisted on one common share and one and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $2.25 per share until June 19, 2011.

On June 26, 2009, the Company issued 22,222 common shares at $2.51 per share for finder’s fees related to the issuance of a $500,000 note payable. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issue date.

On August 19, 2009, the Company issued 128,888 units at $2.25 per Unit for total proceeds of $289,998. Of these placements, 40,000 Units consisted of one common share and one share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until July 9, 2010 and 88,888 Units consisted on one common share and one and one- eighth share purchase warrant entitling the holder to purchase an additional common shares at $2.25 per share until August 4, 2011. The Company paid finders’ fees totalling $19,000 in respect of these private placements.

On October 2, 2009 the Company issued 266,666 units at $2.25 per unit for proceeds of $600,000 pursuant to private placement agreement. Each unit consisted of one common share and one and one-eighth common share purchase warrant entitling the holder to purchase an additional common share at $2.25 per share until October 2, 2011. The Company had received $300,000 of this amount in the year ended September 30, 2010.

On February 2, 2010 the Company issued 49,505 common shares of the Company, at their fair value of $2.02 per share pursuant to an agreement with a former officer to settle an outstanding amount owed.

On April 9, 2010, the Company issued 92,499 units at $2.60 per unit for proceeds of $240,498 pursuant to private placement agreement. Each unit consisted of one common share and one- half common share purchase warrant entitling the holder to purchase an additional common share at $3.50 per share until April 9, 2011.

On April 30, 2010, the Company issued 9,825 common shares of the Company, at $2.85 per share as consideration for terminating a consulting agreement and for services rendered under the agreement. The common shares were recorded based upon the quoted market price of the Company’s common stock on the date of the termination of the agreement.

On June 29, 2010, the Company issued 941,000 units at $2.50 per unit for total proceeds of $2,352,500 pursuant to private placement agreements. Each unit consisted on one common share and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until December 29, 2011.

On July 5, 2010, the Company issued 400,000 units in settlement of $1,000,000 owing to a creditor. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at 3.50 per share until January 5, 2012. The fair value of the units issued was determined to be $1,444,000 on the date they were issued and thus the Company recorded a loss on settlement of accounts payable of $444,000 with a corresponding credit to additional paid-in capital of the same amount on date of issuance. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.50, stock price - $3.15, expected volatility – 68.45%, expected life – 1.5 years, dividend yield – 0.00%.

On September 3, 2010, the Company issued 163,000 units at $2.75 per unit for proceeds of $448,250 pursuant to private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $3.75 per share until March 3, 2012.

On September 3, 2010, the Company issued 9,000 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $3.75 per share until March 3, 2012.

On September 30, 2010, the Company issued 510,638 common shares at $2.35 per share pursuant to the terms of a convertible note payable.

On September 30, 2010, the Company issued 82,310 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $3.50 per share until September 30, 2011.

On September 30, 2010, the Company issued 245,748 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $3.00 per share until September 30, 2012.

On November 18, 2010, the Company issued 393,846 units at $2.75 per unit for proceeds of $1,083,075 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until May 18, 2012. The Company paid a finder’s fee totalling $65,363 in respect of this private placement.

On November 18, 2010, the Company issued 3,636 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until May 18, 2012.

On November 18, 2010, the Company issued 853,075 units in the conversion of two notes payable originally convertible at $2.50. The Company recorded debt conversion expense of $504,160, related to the fair value of the additional units issued as a result of converting at the lower conversion price. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $3.00 per share until November 18, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.00, stock price - $4.12, expected volatility – 78.33%, expected life – 2.0 years, dividend yield – 0.00%, risk-free rate – 0.52%.

On November 18, 2010, the Company issued 145,063 shares of common stock at their fair value of $4.12 per share based on their quoted market price pursuant to settling non- convertible interest bearing notes payable outstanding in the amount of $398,922, including accrued interest of $26,032. The Company recorded a loss on settlement of debt of $198,738 based on the difference between the carrying value of the debt settled and the fair value of the shares issued.

On November 18, 2010, the Company issued 181,818 shares of common stock at their fair value of $4.12 per share based on the quoted value of units issued in a private placement on the same date to one creditor in settlement of $500,000 of debt owing. The Company recorded a loss on settlement of accounts payable of $249,090 based on the difference of the carrying value of the account payable and the fair value of the shares issued.

On November 25, 2010, the Company issued 29,851 units at $3.35 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until November 25, 2012.

On November 25, 2010, the Company issued 2,985 units at $3.35 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until November 25, 2012.

On February 1, 2011, the Company issued 61,014 units at $3.75 per unit for proceeds of $228,800 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $5.25 per share until August 1, 2012.

On May 3, 2011, the Company issued 33,334 units at $3.00 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until April 20, 2013.

On June 19, 2011, the Company issued 700,000 common shares at $2.25 per share for proceeds of $1,575,000 pursuant to the exercise of warrants.

On September 26, 2011, the Company issued 650,000 units in settlement of $975,000 of debt owing. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until September 26, 2012. The Company recorded a loss on settlement of account payable in the amount of $84,963 based on the fair value of shares being $975,000 at their issuance and the fair value of the warrants determined to be $84,963. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.50, expected volatility – 69%, expected life – 1.0 years, dividend yield – 0.00%, risk-free interest rate – 0.10%.

On December 6, 2011, the Company issued 615,600 units at $1.25 per unit for proceeds of $769,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until December 6, 2012. The Company paid finder’s fees of $77,000 in connection with this private placement.

On February 9, 2012 the Company issued 8,000 units for service rendered by a director and officer of the Company. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until February 9, 2013. The fair value of the units issued was determined to be $15,896 on the date they were issued and the Company recorded consulting fees of $15,896 on the statement of operations for the year ended September 30, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.74, expected volatility – 84.88%, expected life – 1.0 years, risk free interest rate – 0.15%, dividend yield – 0.00%.

On February 9, 2012, the Company issued 270,000 units at $1.25 per unit for proceeds of $337,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $2.00 per share until February 9, 2013. The Company paid a finder’s fee of $33,750 in connection with this private placement.

On May 31, 2012, the Company issued 2,700,513 units in settlement of $1,297,889 in promissory notes and $52,367 of accrued interest on these notes, which was included in accounts payable and accrued liabilities Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $0.75 per share until November 30, 2013. (Note 5).

On June 26, 2012, the Company agreed to issue 75,000 common shares to the former president of the Company for past services and in final settlement of a consulting agreement dated February 1, 2007. These shares were issued on July 12, 2012.

Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Text Block]
Note 6	Related Party Transactions

The following amounts have been donated to the Company by the directors:

					January 23, 2004
	Three months ended June 30,		Nine months ended June 30,		(Date of Inception)
	2013	2012	2013	2012	to June 30, 2013

Management fees	$-	$-	$-	$-	$14,625
Rent	-	-	-	-	3,750
Debt forgiven by directors	-	-	-	-	33,666
	$-	$-	$-	$-	$52,041

During the three and nine months ended June 30, 2013, the Company was charged consulting fees totaling $Nil and $81,072, respectively (2012: $67,500 and $217,170, respectively) by directors and officers of the Company (2012: by directors, officers and a significant shareholder of the Company).

As at June 30, 2013, included in accounts payable and accrued liabilities is $33,129 (September 30, 2012: $127,452) owing to directors and officers of the Company , a former director and officer of the Company, and to a company controlled by a director and officer of the Company.

Note 7	Related Party Transactions

The following amounts have been donated to the Company by the directors:

	Years ended		January 23, 2004
	September 30,		(Date of Inception)
	2012	2011	to September 30, 2012

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt forgiven by directors	-	-	33,666
	$-	$-	$52,041

During the year ended September 30, 2012, the Company was charged consulting fees totaling $479,434 (2011: $674,917) by directors, officers and a significant shareholder of the Company. As at September 30, 2012, included in accounts payable and accrued liabilities is $127,452 (2011: $20,833) owing to directors and officers of the Company and a former director and officer of the Company.

Commitments	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments [Text Block]
Note 7	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$3.07
Balance, September 30, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Balance, June 30, 2013	2,700,513	$0.75

At June 30, 2013, the Company has 2,700,513 share purchase warrants outstanding exercisable at $0.75 per share until November 30, 2013.

During the nine months ended June 30, 2012, the exercise price and expiry of 200,000 warrants exercisable at $3.50 and expiring January 5, 2012 were modified with the fair value of this modification was determined to be $80,200 and was determined using the Black- Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.11%, expected life: 1.0 year, annualized volatility: 79.46%, dividend rate: 0%.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4 -year period with 25% the granted vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.

A summary of the status of Company’s outstanding stock purchase options for the nine months ended June 30, 2013 is presented below:

		Weighted
	Number of	Average	Weighted Average
	Shares	Exercise Price	Grant Date fair value
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Expired	(150,000)	$3.86
Forfeited	(150,000)	$2.90
Outstanding at June 30, 2013	1,475,000	$2.77
Exercisable at June 30, 2013	705,000	$2.86
Exercisable at September 30, 2012	905,000	$2.81

At June 30, 2013, the following stock options were outstanding:

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
150,000	(1)	150,000	$3.10	June 30, 2014	-	1.00
400,000	(2)	400,000	$2.50	September 15, 2013	-	0.21
500,000	(3)	-	$2.50	October 19, 2013	-	0.30
5,000	(4)	5,000	$2.50	March 2, 2014	-	0.67
50,000	(5)	50,000	$3.50	June 30, 2014	-	1.00
100,000	(6)	100,000	$3.67	March 30, 2016	-	2.75
270,000	(7)	-	$3.00	February 8, 2017	-	3.61
1,475,000		705,000			-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at June 30, 2013.

(1)

As at June 30, 2013 and September 30, 2012, these options had fully vested. During the year ended September 30, 2012, the expiry of these options was extended from June 3, 2013 to June 30, 2014. The fair value of this modification was determined to be $18,600 and was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.31%, expected life: 2.0 years, annualized volatility: 84.74%, dividend rate: 0%. The Company did not recognize any stock-based compensation for these options during the nine months ended June 30, 2013 (2012: $18,600).

(2)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the nine months ended June 30, 2013 (2012: $ nil).

(3)

As at June 30, 2013 and September 30, 2012, none of these options have vested. The options vest as to 100,000 per compound entered into a phase II trial. The fair value of these options was calculated to be $740,000, which the Company has not yet recognized in the financial statements as the performance conditions have not yet been met.

(4)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the nine months ended June 30, 2013 (2011: $nil).

(5)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The Company did not recognize any stock-based compensation during the nine months ended June 30, 2013 (2012: $nil). During the year ended September 30, 2012, the expiry of these options was shortened from June 29, 2015 to June 30, 2014. The Company did not recognize any stock based compensation expense in connection with this modification because the fair value of the modified options was less than the fair value of the options under the old terms.

(6)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The fair value of these options at issuance was calculated to be $267,000. The Company did not recognize any stock-based compensation during the nine months ended June 30, 2013 (2012: $6,500).

(7)

As at June 30, 2013 and September 30, 2012, these options have not vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock- based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

During the nine months ended June 30, 2013, 150,000 options were forfeited for which the Company had recognized stock-based compensation of $Nil (2012: $163,415) during the nine months ended June 30, 2013.

During the year ended September 30, 2012, 500,000 options were forfeited for which the Company had recognized stock-based compensation of $33,493 during the nine months ended June 30, 2012.

The fair value of stock options granted has been determined using the Black-Scholes option pricing model using the following weighted average assumptions applied to stock options granted during the periods:

	Nine months ended June 30, 2013
	2013	2012
Risk-free interest rate	-	0.83% - 2.19%
Expected life of options	-	4.25 - 5.0 years
Annualized volatility	-	57.87% - 95.25%
Dividend rate	-	0.00%

At June 30, 2013, the following summarizes the unvested stock options:

			Weighted
			Average
	Number of	Weighted Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Expired	(100,000)	$3.86	$2.49
Unvested options at June 30, 2013	770,000	$2.68	$1.74

As at June 30, 2013, there was no unrecognized compensation cost associated with unvested share-based compensation awards that will become vested exclusive of achieving any performance milestones that is expected to be recognized in current fiscal year. There has been no stock-based compensation recognized in the financial statements for the nine months ended June 30, 2013 (2012: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones is not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.

b)	Stock–based Compensation Plan – (cont’d)

Stock-based compensation amounts, including those relating to shares issued for services during the three and nine months ended June 30, 2013 and 2012 are classified in the Company’s Statement of Operations as follows:

	Three months ended		Nine months ended
	June 30,		June 30,
	2013	2012	2013	2012
Consulting fees	$-	$93,600	$-	$312,903
Research and development		-		80,200
	$-	$93,600	$-	$393,103

c)	Share Subscriptions Received

During the nine months ended June 30, 2013, the Company received $33,348 in share subscriptions in respect of a private placement which closed on July 5, 2013 (Note 9). In connection with these share subscriptions, the Company has agreed to pay a finder’s fee of $1,835. This amount is included in deferred financing fees at June 30, 2013, to be recorded as a share issuance costs upon closing of the transaction

Note 8	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2010	2,047,151	$2.87
Expired	(148,749)	$2.64
Exercised	(700,000)	$2.25
Issued	1,457,077	$3.07
Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$0.93
Balance, September 30, 2012	4,250,141	$1.16

At September 30, 2012, the Company has 4,250,141 currently exercisable share purchase warrants outstanding as follows:

Number	Exercise Price	Expiry Date
853,075	$3.00	November 18, 2012
16,419	$4.50	November 25, 2012
307,800	$2.00	December 6, 2012
200,000	$1.50	January 5, 2013
135,000	$2.00	February 9, 2013
4,000	$2.00	February 9, 2013
33,334	$4.00	April 20, 2013
2,700,513	$0.75	November 30, 2013
4,250,141

During the year ended September 30, 2012, the exercise price and expiry of 200,000 warrants exercisable at $3.50 and expiring January 5, 2012 were modified and extended such that these warrants are now exercisable at $1.50 until January 5, 2013. The fair value of this modification was determined to be $80,200 and was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.11%, expected life: 1.0 year, annualized volatility: 79.46%, dividend rate: 0%.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4-year period with 25% the granted vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.

A summary of the status of Company’s outstanding stock purchase options for the year ended September 30, 2012 is presented below:

		Weighted
		Average	Weighted
		Exercise	Average Grant
	Number of Shares	Price	Date fair value
Outstanding at September 30, 2010	2,775,000	$3.29
Forfeited	(1,000,000)	$3.93
Cancelled	(50,000)	$2.75
Granted	650,000	$4.06	$2.95
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Exercisable at September 30, 2012	905,000	$2.81
Exercisable at September 30, 2011	930,000	$2.90
At September 30, 2012, the following stock options were outstanding:

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
50,000	(1)	50,000	$3.75	November 1, 2012	-	0.09
100,000	(2)	-	$3.86	December 1, 2012	-	0.17
150,000	(3)	150,000	$3.10	June 30, 2014	-	1.75
400,000	(4)	400,000	$2.50	September 15, 2013	-	0.96
500,000	(5)	-	$2.50	October 19, 2013	-	1.04
5,000	(6)	5,000	$2.50	March 2, 2014	-	1.42
50,000	(7)	50,000	$3.50	June 30, 2014	-	1.75
150,000	(8)	150,000	$3.72	February 24, 2016	-	3.40
100,000	(9)	100,000	$3.67	March 30, 2016	-	3.50
270,000	(10)	-	$3.00	February 8, 2017	-	4.36
1,775,000		905,000			-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at September 30, 2012.

(1)

As at September 30, 2012 and 2011, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the year ended September 30, 2012 (2011: $nil). Subsequent to September 30, 2012, these options expired unexercised.

(2)

As at September 30, 2012 and 2011, these options have not vested. The options vest upon the Company listing its shares on the American Stock Exchange or any other nationally recognized stock exchange by December 1, 2012 or in the event of a change of control a listing on a nationally recognized stock exchange is not required. No stock- based compensation has been recorded in the financial statements as the performance condition has not yet been met. Subsequent to September 30, 2012, these options expired unexercised.

(3)

As at September 30, 2012 and 2011, these options had fully vested. During the year ended September 30, 2012, the expiry of these options was extended from June 3, 2013 to June 30, 2014. The fair value of this modification was determined to be $18,600 and was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.31%, expected life: 2.0 years, annualized volatility: 84.74%, dividend rate: 0%.

(4)

As at September 30, 2012 and 2011, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the year ended September 30, 2012 (2011: $500,000).

(5)

As at September 30, 2012 and 2011, none of these options have vested. The options vest as to 100,000 per compound entered into a phase II trial. The fair value of these options was calculated to be $740,000, which the Company has not yet recognized in the financial statements as the performance conditions have not yet been met.

(6)	As at September 30, 2012 and 2011, these options had fully vested. The Company did not recognize any stock-based compensation for these options in the year ended September 30, 2012 (2011: $nil).

(7)

As at September 30, 2012 and 2011 these options had fully vested. The Company did not recognize any stock-based compensation for the year ended September 30, 2012 (2011: $125,000). During the year ended September 30, 2012, the expiry of these options was shortened from June 29, 2015 to June 30, 2014. The Company did not recognize any stock based compensation expense in connection with this modification because the fair value of the modified options was less than the fair value of the options under the old terms.

(8)

As at September 30, 2012, these options had fully vested (2011: none of these options have vested). The options vested on February 24, 2012. The fair value of these options was calculated to be $406,500, of which the Company recognized stock-based compensation in the amount of $163,415 for the year ended September 30, 2012 (2011: $243,084).

(9)

These options were granted during the year ended September 30, 2011. At September 30, 2011, 75,000 of these options had vested. The remaining 25,000 options vested during the year ended September 30, 2012. The fair value of these options at issuance was calculated to be $267,000, of which the Company has recognized $6,500 as stock based compensation during the year ended September 30, 2012 (2011: $120,250).

(10)

As at September 30, 2012 and 2011, these options have not vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock-based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

During the year ended September 30, 2012, a total of 1,100,000 options were forfeited for which the Company had recognized stock-based compensation of $158,493 in respect of these options. The Company recognized stock-based compensation of $33,493 in respect of these options during the year ended September 30, 2012 (2011: $Nil).

During the year ended September 30, 2011, a total of 1,000,000 options were forfeited for which the Company had recognized stock based compensation of $708,917 in respect of these options. Of this total, $284,828 of stock based compensation expense had been recognized during the year ended September 30, 2011.

The fair value of stock options granted has been determined using the Black-Scholes option pricing model using the following weighted average assumptions applied to stock options granted during the periods:

	2012	2011
Risk-free interest rate	0.83% - 2.19%	0.96% - 2.21%
Expected life of options	4.25 - 5.0 years	4.5 - 5.0 years
Annualized volatility	57.87% - 95.25%	56.27% - 62.52%
Dividend rate	0%	0%

At September 30, 2012, the following summarizes the unvested stock options:

			Weighted
		Weighted	Average
	Number of	Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2010	1,161,667	$2.98	$1.80
Granted	650,000	$4.06	$2.61
Forfeited/Cancelled	(225,000)	$3.47	$2.51
Vested	(141,667)	$3.57	$2.59
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82

As at September 30, 2012, there was no unrecognized compensation cost associated with unvested share-based compensation awards that will become vested exclusive of achieving any performance milestones that is expected to be recognized in current fiscal year. There has been no stock-based compensation recognized in the financial statements for the year ended September 30, 2012 (2011: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones was not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.

Stock-based compensation amounts, including those relating to shares issued for services during the years ended September 30, 2012 and 2011 are classified in the Company’s Statement of Operations as follows:

	Years ended September 30,
	2012	2011
Consulting fees	$312,903	$1,273,162
Research and development	80,200	-
	$393,103	$1,273,162

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Text Block]
Note 9	Income Taxes

The tax effects of the temporary differences that give rise to the Company’s estimated deferred tax assets and liabilities are as follows:

	2012	2011
	34%	34%

Net operating loss carryforwards	$6,775,000	$5,508,000
Research and development tax credits	741,000	476,000
Foreign exchange	28,000	15,000
Accrued bonuses	34,000	-
Intangible asset costs	34,000	38,000
Valuation allowance for deferred tax assets	(7,612,000)	(6,037,000)

Net deferred tax assets	$-	$-
The provision for income taxes differ from the amount established using the statutory income tax rate as follows:

	2012	2011
Income benefit at statutory rate	$(2,823,000)	$(2,484,000)
Stock-based compensation	103,000	433,000
Foreign income taxed at foreign statutory rate	(2,000)	1,000
Debt extinguishment	1,302,000	181,000
Research and development tax credit	(175,000)	(95,000)
Fair value of derivative liability	(23,000)	(34,000)
Debt accretion	33,000	24,000
Debt conversion	-	170,000
Other permanent differences	10,000	-
Change in valuation allowance	1,575,000	1,804,000

Deferred income tax recovery	$-	$-

As of September 30, 2012, the Company had net operating loss carry-forwards of approximately $19,945,000 (2011: $16,300,000) available to offset future taxable income. The carry-forwards will begin to expire in 2027 unless utilized in earlier years. The Company has not yet filed any tax returns in France as they are not yet due.

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income. Because management of the Company does not currently believe that it is more likely than not that the Company will receive the benefit of these assets, a valuation allowance equal to the deferred tax asset has been established at both September 30, 2012 and 2011.

Uncertain Tax Positions

The Company files income tax returns in the U.S. federal jurisdiction, various state and foreign jurisdictions. The Company’s tax returns are subject to tax examinations by U.S. federal and state tax authorities, or examinations by foreign tax authorities until respective statute of limitation. The Company is subject to tax examinations by tax authorities for all taxation years commencing on or after 2004.

Provisions have not been made for U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries. Such earnings have been and will continue to be reinvested but could become subject to additional tax if they were remitted as dividends, or were loaned to the Company affiliate. It is not practicable to determine the amount of additional tax, if any, that might be payable on the undistributed foreign earnings.

Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Supplemental Cash Flow Information [Text Block]
Note 8	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the nine months ended June 30, 2013, the Company issued three promissory notes in the principal amounts of $100,000, $82,344 (CDN$86,677) and $26,256 (CDN$27,639) in exchange for accounts payable owing to three vendors in respect of unpaid consulting fees.

During the nine months ended June 30, 2012,

i)

The Company issued 544,667 units of the Company at their fair value of $1.918 per unit to settle a convertible interest bearing note payable outstanding in the amount of $272,333, including accrued interest of $22,333 included in accounts payable and accrued liabilities and 2,155,846 units of the Company at their fair value of $1.918 per unit to settle non-convertible interest bearing notes payable outstanding in the amount of $1,077,923 including accrued interest of $30,034 included in accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant exercisable into one additional common share for $0.75 per share until November 30, 2013. The Company recorded a loss on debt settlement of $3,829,333 as a result of this transaction.

ii)

During the period ended June 30, 2012, the Company agreed to issue 75,000 common shares at their fair value of $1.00 per share for a total of $75,000 to the former President of the Company pursuant to a severance agreement.

These transactions have been excluded from the statement of cash flows.

Note 10	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the year ended September 30, 2012:

a)

The Company issued 544,667 units of the Company at their fair value of $1.918 per unit to settle a convertible interest bearing note payable outstanding in the amount of $272,333, including accrued interest of $22,333 included in accounts payable and accrued liabilities and 2,155,846 units of the Company at their fair value of $1.918 per unit to settle non- convertible interest bearing notes payable outstanding in the amount of $1,077,923 including accrued interest of $30,034 included in accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant exercisable into one additional common share for $0.75 per share until November 30, 2013. The Company recorded a loss on debt settlement of $3,829,333 as a result of this transaction.

b)	The Company issued 75,000 common shares at their fair value of $1.00 per share for a total of $75,000 to the former President of the Company pursuant to a severance agreement.

c)

The Company issued 8,000 units for services performed by director. Each unit consisted of one common share and one-half common share purchase warrant. The fair value of this issuance was determined to be $15,896.

During the year ended September 30, 2011:

a)

The Company issued 3,636 units at $2.75 per unit for finder’s fees related to the private placement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until May 18, 2012.

b)

The Company issued 853,075 units at the calculated fair value of $6.24 per unit in the conversion of two notes payable. The Company recorded debt conversion expense of $504,160 related to the fair value of the additional units issued based on the difference between the fair value of the units issued and the carrying value of the debt. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $3.00 per share until November 18, 2012.

c)

The Company issued 145,063 shares of common stock at their fair value of $4.12 per share to settle non-convertible interest bearing notes payable outstanding in the amount of $398,923, including accrued interest of $26,032 (included in accounts payable and accrued liabilities). The Company recorded a loss on debt settlement of $198,738 as a result of this transaction.

d)

The Company issued 181,818 shares of common stock at their fair value of $4.12 per share based on their quoted market price to one creditor in settlement of $500,000 of accounts payable. The Company recorded a loss on settlement of accounts payable of $249,090 as a result of the difference between the carrying value of the account payable and the fair value of the shares issued.

e)

The Company issued 2,985 units at $3.35 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until November 25, 2012.

f)

On September 26, 2011, the Company issued 650,000 units having a fair value of $1,059,963 to settle an account payable totaling $975,000 and thus recorded a loss of $84,963 on the settlement of account payable.

g)

The Company issued an 8% interest bearing promissory note having a principal balance of $216,000 in exchange for a promissory note that had a principal balance of $200,000 with accrued interest of $16,000 thereon.

Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events [Text Block]
Note 9	Subsequent Events

a)	On July 5, 2013, the Company;

i)

extinguished promissory notes totaling $549,000 along with accrued interest of $26,058, in exchange for 1,437,645 units of the Company. Accrued interest of $11,449 relating to these promissory notes was also forgiven;

	ii)	settled accounts payable in the amount of $1,108,506 in exchange for 2,771,265 units of the Company;

	iii)	issued 2,196,133 units of the Company at $0.40 per unit for gross proceeds of $878,453 (the “Private Placement”).

Each unit consisted of one share of the Company’s common stock and one common stock purchase warrant. Each Warrant entitles the holder thereof to purchase shares of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

In connection with the Private Placement, the Company’s financial advisor and placement agent received as compensation for its services a cash fee equal to ten percent ( 10%) on the gross proceeds received by the Company and warrants to purchase shares of the Company’s common stock equal to two percent ( 2%) of the aggregate number of shares of common stock issued in connection with the Private Placement.

b)

On July 5, 2013, the Company entered into a Purchase Agreement (the “LPC Purchase Agreement”), with Lincoln Park Capital Fund, LLC (‘the “Investor”). Pursuant to the terms of the LPC Purchase Agreement, the Company (a) agreed to issue and sell to the Investor up to $10,000,000 of shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) in tranches of equity, based upon a specified discount to the market price of the Common Stock, following notice by the Company of an election to sell shares. Pursuant to the LPC Purchase Agreement, the Investor initially purchased 250,000 shares of the Company’s common stock for $100,000.

In consideration for entering into the LPC Purchase Agreement, the Company issued 341,858 shares of common stock to the Investor as a commitment fee and shall issue up to 133,409 shares pro rata, when and if, the Investor purchases at the Company’s discretion the $10,000,000 aggregate commitment.

TheLPC Purchase Agreement may be terminated by the Company at any time at its discretion without any cost to the Company.

In connection with the LPC Purchase Agreement, the Company entered into a Registration Rights Agreement with the Investor pursuant to which the Company agreed to register for resale the shares of Common Stock that may be purchased by the Investor pursuant to the LPC Purchase Agreement.

c)	On July 5, 2013, pursuant to an employment agreement with its newly appointed President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer, and Director, of the Company:

i.	granted 2,000,000 fully vested share purchase options exercisable at $0.40 per share until July 5, 2023.

ii.	issued 4,000,000 shares of restricted common stock that vest as follows:

25% upon the Company starting a Phase Ib/IIb human study
25% upon the Company in-licensing additional assets in clinical or pre-clinical stage
25% upon the Company securing additional non-dilutive equity funding in 2013 of at least $5,000,000 with a share price higher than the previous funding.
25% upon the Company obtaining a listing on a major stock exchange.

Note 11	Subsequent Events

Subsequent to September 30, 2012;

a)	the Company issued a promissory note having a principal balance of $150,000 with terms that include interest at 8% per annum and maturing on March 31, 2013.

b)	the Company issued a promissory note having a principal balance of $50,000 with terms that include interest at 8% per annum and maturing on March 31, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Use of Estimates [Policy Text Block]
a)	Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuations, asset impairment, conversion features embedded in convertible notes payable, derivative valuations, stock based compensation and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Principles of Consolidation [Policy Text Block]
b)	Principles of Consolidation

These consolidated financial statements include the accounts of Anavex Life Sciences Corp. and its wholly-owned subsidiary, Anavex Life Sciences (France) SA, a company incorporated under the laws of France. All inter-company transactions and balances have been eliminated.

Development Stage Company [Policy Text Block]
c)	Development Stage Company

The Company is devoting substantially all of its present efforts to establish a new business and none of its planned principal operations have commenced. All losses accumulated since inception has been considered as part of the Company’s development stage activities.

Equipment [Policy Text Block]
d)	Equipment

Equipment is recorded at cost and is depreciated at 33% per annum on the straight-line basis.

Impairment of Long-Lived Assets [Policy Text Block]
e)	Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The estimated future cash flows are based upon, among other things, assumptions about future operating performance, and may differ from actual cash flows. Long-lived assets evaluated for impairment are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest) is less than the carrying value of the assets, the assets will be written down to the estimated fair value in the period in which the determination is made.

Financial Instruments [Policy Text Block]
f)	Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash and accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of such instruments. Based on borrowing rates currently available to the Company for similar terms and based on the short term duration of the debt instruments, the carrying value of the promissory notes payable approximate their fair value. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Foreign Currency Translation [Policy Text Block]
g)	Foreign Currency Translation

The functional currency of the Company is the US dollar. Monetary items denominated in a foreign currency are translated into US dollars at exchange rates prevailing at the balance sheet date and non-monetary items are translated at exchange rates prevailing when the assets were acquired or obligations incurred. Foreign currency denominated expense items are translated at exchange rates prevailing at the transaction date. Unrealized gains or losses arising from the translations are credited or charged to income in the period in which they occur.

Research and Development Expenses [Policy Text Block]
h)	Research and Development Expenses

Research and developments costs are expensed as incurred. These expenses are comprised of the costs of the Company’s proprietary research and development efforts, including salaries, facilities costs, overhead costs and other related expenses as well as costs incurred in connection with third-party collaboration efforts. Milestone payments made by the Company to third parties are expensed when the specific milestone has been achieved.

In addition, the Company incurs expenses in respect of the acquisition of intellectual property relating to patents and trademarks. The probability of success and length of time to developing commercial applications of the drugs subject to the acquired patents and trademarks is difficult to determine and numerous risks and uncertainties exist with respect to the timely completion of the development projects. There is no assurance the acquired patents and trademarks will ever be successfully commercialized. Due to these risks and uncertainties, the acquisition of patents and trademarks does not meet the definition of an asset and thus are expensed as incurred.

Income Taxes [Policy Text Block]
i)	Income Taxes

The Company has adopted the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Basic and Diluted Loss per Share [Policy Text Block]
j)	Basic and Diluted Loss per Share

The basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the year ended September 30, 2012, loss per share excludes 6,025,141 (2011 – 5,030,479) potentially dilutive common shares (related to convertible notes payable and outstanding options and warrants) as their effect was anti-dilutive.

Stock-based Compensation [Policy Text Block]
k)	Stock-based Compensation

The Company accounts for all stock-based payments and awards under the fair value based method.

Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments. Compensation costs for stock-based payments with graded vesting are recognized on a straight-line basis. The cost of the stock-based payments to non- employees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. The fair value of all share purchase options are expensed over their vesting period with a corresponding increase to additional paid-in capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimates.

Fair Value Measurements [Policy Text Block]
l)	Fair Value Measurements

The fair value hierarchy under GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 -	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 -

observable inputs other than Level I, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 -	assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

Recent Accounting Pronouncements [Policy Text Block]
m)	Recent Accounting Pronouncements

On June 16, 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income , or ASU 2011-05. ASU 2011-05 requires entities to report items of other comprehensive income on either part of a single contiguous statement of comprehensive income or in a separate statement of comprehensive income immediately following the statement of income. On December 23, 2011, the FASB issued an update to this pronouncement, ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 , or ASU 2011-12. ASU 2011-12 defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The Company has not recorded any components of comprehensive income (loss) for the years ended September 30, 2012 and 2011 and, as at September 30, 2012, the Company does not have a balance recorded in respect of accumulated comprehensive income (loss).

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
	2012	2011

Balance, beginning of the period	$67,500	$-
Fair value of embedded conversion feature of convertible promissory notes	-	167,500
Change in fair value of derivative liability	(67,500)	(100,000)
Balance, end of the period	$-	$67,500

Equipment (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Schedule of Property, Plant and Equipment [Table Text Block]
	June 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-

	September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576

		September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576

		September 30, 2011
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$3,197	$2,434

Derivative Liability (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Liabilities Activity [Table Text Block]
	2012	2011

Balance, beginning of the period	$67,500	$-
Fair value of embedded conversion feature of convertible promissory notes	-	167,500
Change in fair value of derivative liability	(67,500)	(100,000)
Balance, end of the period	$-	$67,500

Schedule of Derivative Instruments [Table Text Block]
	2012	2011

Risk-free interest rate	0.05%	0.13%
Expected life of derivative liability	0.05 years	0.56 years
Annualized volatility	57.99%	93.45%
Dividend rate	0.00%	0.00%

Promissory Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Schedule of Debt [Table Text Block]
	2012	2011

Convertible interest bearing promissory notes payable	$-	$750,000
Interest bearing promissory notes payable	299,000	216,000
Less: fair value of derivative liabilities on date of issuance	-	(167,500)
Add: accumulated accretion	-	69,419
	299,000	867,919
Less: current portion	(299,000)	(867,919)
	$-	$-

Schedule of promissory note settlements [Table Text Block]
	June 30,	September 30,
	2013	2012
Promissory note dated June 6, 2012 bearing interest at 8% per annum, due on demand	$49,000	$49,000
Promissory note dated June 26, 2012 bearing interest at 8% per annum, due on demand	250,000	250,000
Promissory note dated October 17, 2012 bearing interest at 8% per annum, due on demand	150,000	-
Promissory note dated November 14, 2012 bearing interest at 8% per annum, due on demand	50,000	-
Promissory note dated December 31, 2012 bearing interest at 12% per annum, due on September 30, 2013	100,000	-
Promissory note dated January 9, 2013 with a principal balance of CDN$86,677, bearing interest at 12% per annum, secured by all the present and future assets of the Company and is due on demand	82,344	-
Promissory note dated January 9, 2013 with a principal balance of CDN$27,639, bearing interest at 12% per annum, secured by all the present and future assets of the Company and due on demand	26,256	-
Promissory note dated February 8, 2013 bearing interest at 10% per annum, due on demand	50,000	-
	757,600	299,000
Less: current portion	(757,600)	(299,000)
	$-	$-

Promissory note settled			Units issued
		Accrued			Loss on
Maturity date	Principal	Interest	Number	Fair Value	Settlement
Convertible interest bearing promissory note
April 20, 2012	$250,000	$22,333	544,667	$1,044,671	$(772,338)
Interest bearing promissory notes
May 4, 2012	216,000	18,571	469,152	899,833	(665,262)
June 19, 2012	799,389	10,925	1,620,628	3,108,365	(2,298,051)
April 2, 2013	32,500	533	66,066	126,715	(93,682)
	1,047,889	30,029	2,155,846	4,134,913	(3,056,995)

	$1,297,889	$52,362	2,700,513	$5,179,584	$(3,829,333)

Schedule of fair value of warrants assumption [Table Text Block]
Stock price	$1.25
Exercise price	$0.75
Expected volatility	78.89%
Risk-free discount rate	0.23%

Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Schedule of Related Party Transactions [Table Text Block]
					January 23, 2004
	Three months ended June 30,		Nine months ended June 30,		(Date of Inception)
	2013	2012	2013	2012	to June 30, 2013

Management fees	$-	$-	$-	$-	$14,625
Rent	-	-	-	-	3,750
Debt forgiven by directors	-	-	-	-	33,666
	$-	$-	$-	$-	$52,041

	Years ended		January 23, 2004
	September 30,		(Date of Inception)
	2012	2011	to September 30, 2012

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt forgiven by directors	-	-	33,666
	$-	$-	$52,041

Commitments (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$3.07
Balance, September 30, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Balance, June 30, 2013	2,700,513	$0.75

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2010	2,047,151	$2.87
Expired	(148,749)	$2.64
Exercised	(700,000)	$2.25
Issued	1,457,077	$3.07
Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$0.93
Balance, September 30, 2012	4,250,141	$1.16

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number	Exercise Price	Expiry Date
853,075	$3.00	November 18, 2012
16,419	$4.50	November 25, 2012
307,800	$2.00	December 6, 2012
200,000	$1.50	January 5, 2013
135,000	$2.00	February 9, 2013
4,000	$2.00	February 9, 2013
33,334	$4.00	April 20, 2013
2,700,513	$0.75	November 30, 2013
4,250,141

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
	Number of	Average	Weighted Average
	Shares	Exercise Price	Grant Date fair value
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Expired	(150,000)	$3.86
Forfeited	(150,000)	$2.90
Outstanding at June 30, 2013	1,475,000	$2.77
Exercisable at June 30, 2013	705,000	$2.86
Exercisable at September 30, 2012	905,000	$2.81

		Weighted
		Average	Weighted
		Exercise	Average Grant
	Number of Shares	Price	Date fair value
Outstanding at September 30, 2010	2,775,000	$3.29
Forfeited	(1,000,000)	$3.93
Cancelled	(50,000)	$2.75
Granted	650,000	$4.06	$2.95
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Exercisable at September 30, 2012	905,000	$2.81
Exercisable at September 30, 2011	930,000	$2.90

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
150,000	(1)	150,000	$3.10	June 30, 2014	-	1.00
400,000	(2)	400,000	$2.50	September 15, 2013	-	0.21
500,000	(3)	-	$2.50	October 19, 2013	-	0.30
5,000	(4)	5,000	$2.50	March 2, 2014	-	0.67
50,000	(5)	50,000	$3.50	June 30, 2014	-	1.00
100,000	(6)	100,000	$3.67	March 30, 2016	-	2.75
270,000	(7)	-	$3.00	February 8, 2017	-	3.61
1,475,000		705,000			-

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
50,000	(1)	50,000	$3.75	November 1, 2012	-	0.09
100,000	(2)	-	$3.86	December 1, 2012	-	0.17
150,000	(3)	150,000	$3.10	June 30, 2014	-	1.75
400,000	(4)	400,000	$2.50	September 15, 2013	-	0.96
500,000	(5)	-	$2.50	October 19, 2013	-	1.04
5,000	(6)	5,000	$2.50	March 2, 2014	-	1.42
50,000	(7)	50,000	$3.50	June 30, 2014	-	1.75
150,000	(8)	150,000	$3.72	February 24, 2016	-	3.40
100,000	(9)	100,000	$3.67	March 30, 2016	-	3.50
270,000	(10)	-	$3.00	February 8, 2017	-	4.36
1,775,000		905,000			-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine months ended June 30, 2013
	2013	2012
Risk-free interest rate	-	0.83% - 2.19%
Expected life of options	-	4.25 - 5.0 years
Annualized volatility	-	57.87% - 95.25%
Dividend rate	-	0.00%

	2012	2011
Risk-free interest rate	0.83% - 2.19%	0.96% - 2.21%
Expected life of options	4.25 - 5.0 years	4.5 - 5.0 years
Annualized volatility	57.87% - 95.25%	56.27% - 62.52%
Dividend rate	0%	0%

Schedule of Nonvested Share Activity [Table Text Block]
			Weighted
			Average
	Number of	Weighted Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Expired	(100,000)	$3.86	$2.49
Unvested options at June 30, 2013	770,000	$2.68	$1.74

			Weighted
		Weighted	Average
	Number of	Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2010	1,161,667	$2.98	$1.80
Granted	650,000	$4.06	$2.61
Forfeited/Cancelled	(225,000)	$3.47	$2.51
Vested	(141,667)	$3.57	$2.59
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82

Shares Issued For Services [Table Text Block]
	Three months ended		Nine months ended
	June 30,		June 30,
	2013	2012	2013	2012
Consulting fees	$-	$93,600	$-	$312,903
Research and development		-		80,200
	$-	$93,600	$-	$393,103

	Years ended September 30,
	2012	2011
Consulting fees	$312,903	$1,273,162
Research and development	80,200	-
	$393,103	$1,273,162

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
	34%	34%

Net operating loss carryforwards	$6,775,000	$5,508,000
Research and development tax credits	741,000	476,000
Foreign exchange	28,000	15,000
Accrued bonuses	34,000	-
Intangible asset costs	34,000	38,000
Valuation allowance for deferred tax assets	(7,612,000)	(6,037,000)

Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
Income benefit at statutory rate	$(2,823,000)	$(2,484,000)
Stock-based compensation	103,000	433,000
Foreign income taxed at foreign statutory rate	(2,000)	1,000
Debt extinguishment	1,302,000	181,000
Research and development tax credit	(175,000)	(95,000)
Fair value of derivative liability	(23,000)	(34,000)
Debt accretion	33,000	24,000
Debt conversion	-	170,000
Other permanent differences	10,000	-
Change in valuation allowance	1,575,000	1,804,000

Deferred income tax recovery	$-	$-

Business Description, Basis of Presentation and Liquidity (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013 M	Sep. 30, 2012
Business Description, Basis Of Presentation And Liquidity 1		$ 37,504,926
Business Description, Basis Of Presentation And Liquidity 2		29,203,221
Business Description, Basis Of Presentation And Liquidity 3		2,875,747
Business Description, Basis Of Presentation And Liquidity 4		4,000,000
Business Description, Basis Of Presentation And Liquidity 1	12
Business Description, Basis Of Presentation And Liquidity 2	38,216,467
Business Description, Basis Of Presentation And Liquidity 3	37,504,926
Business Description, Basis Of Presentation And Liquidity 4	3,553,364
Business Description, Basis Of Presentation And Liquidity 5	5,000,000
Business Description, Basis Of Presentation And Liquidity 6	$ 3,556,844

Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies 1	33.00%
Summary Of Significant Accounting Policies 2	50.00%
Summary Of Significant Accounting Policies 3	6,025,141
Summary Of Significant Accounting Policies 4	5,030,479

Promissory Notes Payable (Narrative) (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($) D	Jun. 30, 2013 CAD	Sep. 30, 2012 USD ($) Y unit
Promissory Notes Payable 1			$ 750,000
Promissory Notes Payable 2			250,000
Promissory Notes Payable 3			500,000
Promissory Notes Payable 4			8.00%
Promissory Notes Payable 5			3
Promissory Notes Payable 6			4
Promissory Notes Payable 7			2
Promissory Notes Payable 8			100,000
Promissory Notes Payable 9			55,464
Promissory Notes Payable 10			167,500
Promissory Notes Payable 11			98,081
Promissory Notes Payable 12			69,419
Promissory Notes Payable 13			500,000
Promissory Notes Payable 14			40,000
Promissory Notes Payable 15			250,000
Promissory Notes Payable 16			9,389
Promissory Notes Payable 17			12.00%
Promissory Notes Payable 18			799,389
Promissory Notes Payable 19			10,925
Promissory Notes Payable 20			1,620,628
Promissory Notes Payable 21			3,108,365
Promissory Notes Payable 22			2,298,051
Promissory Notes Payable 23			250,000
Promissory Notes Payable 24			22,333
Promissory Notes Payable 25			544,667
Promissory Notes Payable 26			1,044,671
Promissory Notes Payable 27			772,338
Promissory Notes Payable 28			200,000
Promissory Notes Payable 29			8.00%
Promissory Notes Payable 30			16,000
Promissory Notes Payable 31			8.00%
Promissory Notes Payable 32			216,000
Promissory Notes Payable 33			18,576
Promissory Notes Payable 34			469,152
Promissory Notes Payable 35			899,833
Promissory Notes Payable 36			665,257
Promissory Notes Payable 37			32,500
Promissory Notes Payable 38			10.00%
Promissory Notes Payable 40			533
Promissory Notes Payable 41			66,066
Promissory Notes Payable 42			126,715
Promissory Notes Payable 43			93,682
Promissory Notes Payable 44			49,000
Promissory Notes Payable 45			8.00%
Promissory Notes Payable 46			4,900
Promissory Notes Payable 47			1,215
Promissory Notes Payable 48			250,000
Promissory Notes Payable 49			8.00%
Promissory Notes Payable 50			0.75
Promissory Notes Payable 51			1.918
Promissory Notes Payable 52			1.25
Promissory Notes Payable 53			0.668
Promissory Notes Payable 1	49,000
Promissory Notes Payable 2	8.00%	8.00%
Promissory Notes Payable 3	3,200
Promissory Notes Payable 4	130,501	130,501
Promissory Notes Payable 5	$ 0.75
Promissory Notes Payable 6	4,900
Promissory Notes Payable 7	0
Promissory Notes Payable 8	1,215
Promissory Notes Payable 9	250,000
Promissory Notes Payable 10	8.00%	8.00%
Promissory Notes Payable 11	15,233
Promissory Notes Payable 12	663,082	663,082
Promissory Notes Payable 13	$ 0.75
Promissory Notes Payable 14	150,000
Promissory Notes Payable 15	8.00%	8.00%
Promissory Notes Payable 16	5,425
Promissory Notes Payable 17	388,562	388,562
Promissory Notes Payable 18	$ 0.75
Promissory Notes Payable 19	50,000
Promissory Notes Payable 20	8.00%	8.00%
Promissory Notes Payable 21	1,501
Promissory Notes Payable 22	128,753	128,753
Promissory Notes Payable 23	$ 0.75
Promissory Notes Payable 24	100,000
Promissory Notes Payable 25	12.00%	12.00%
Promissory Notes Payable 26	82,344
Promissory Notes Payable 27		86,677
Promissory Notes Payable 28	12.00%	12.00%
Promissory Notes Payable 29	26,256
Promissory Notes Payable 30		27,639
Promissory Notes Payable 31	12.00%	12.00%
Promissory Notes Payable 32	10	10
Promissory Notes Payable 33	100
Promissory Notes Payable 34	500
Promissory Notes Payable 35	50,000
Promissory Notes Payable 36	10.00%	10.00%
Promissory Notes Payable 37	$ 699
Promissory Notes Payable 38	126,747	126,747
Promissory Notes Payable 39	$ 0.75

Capital Stock (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Y	Sep. 30, 2012 Y unit
Capital Stock 1		25,000,000
Capital Stock 2		150,000,000
Capital Stock 3		222,222
Capital Stock 4		$ 3.6
Capital Stock 5		$ 800,000
Capital Stock 6		333,000
Capital Stock 7		92,500
Capital Stock 8		$ 3.6
Capital Stock 9		150,000
Capital Stock 10		3.5
Capital Stock 11		525,000
Capital Stock 12		$ 5
Capital Stock 13		10,000
Capital Stock 14		$ 4.5
Capital Stock 15		45,000
Capital Stock 16		50,000
Capital Stock 17		$ 3.86
Capital Stock 18		193,000
Capital Stock 19		65,000
Capital Stock 20		65,000
Capital Stock 21		$ 5.24
Capital Stock 22		340,600
Capital Stock 23		25,000
Capital Stock 24		$ 5.07
Capital Stock 25		126,750
Capital Stock 26		142,698
Capital Stock 27		4.25
Capital Stock 28		606,467
Capital Stock 29		$ 5
Capital Stock 30		25,000
Capital Stock 31		$ 2.63
Capital Stock 32		65,750
Capital Stock 33		25,000
Capital Stock 34		$ 2.5
Capital Stock 35		62,500
Capital Stock 36		89,148
Capital Stock 37		2.25
Capital Stock 38		200,583
Capital Stock 39		$ 4
Capital Stock 40		10,800
Capital Stock 41		2.25
Capital Stock 42		24,300
Capital Stock 43		$ 4
Capital Stock 44		2,500
Capital Stock 45		$ 2
Capital Stock 46		5,000
Capital Stock 47		75,000
Capital Stock 48		36,000
Capital Stock 49		2.25
Capital Stock 50		81,000
Capital Stock 51		$ 4
Capital Stock 52		8,100
Capital Stock 53		29,227
Capital Stock 54		$ 2.25
Capital Stock 55		495,556
Capital Stock 56		2.25
Capital Stock 57		1,115,000
Capital Stock 58		$ 2.25
Capital Stock 59		22,222
Capital Stock 60		$ 2.51
Capital Stock 61		500,000
Capital Stock 62		128,888
Capital Stock 63		2.25
Capital Stock 64		289,998
Capital Stock 65		40,000
Capital Stock 66		$ 4
Capital Stock 67		88,888
Capital Stock 68		$ 2.25
Capital Stock 69		19,000
Capital Stock 70		266,666
Capital Stock 71		2.25
Capital Stock 72		600,000
Capital Stock 73		$ 2.25
Capital Stock 74		300,000
Capital Stock 75		49,505
Capital Stock 76		$ 2.02
Capital Stock 77		92,499
Capital Stock 78		2.6
Capital Stock 79		240,498
Capital Stock 80		$ 3.5
Capital Stock 81		9,825
Capital Stock 82		$ 2.85
Capital Stock 83		941,000
Capital Stock 84		2.5
Capital Stock 85		2,352,500
Capital Stock 86		$ 3.5
Capital Stock 87		400,000
Capital Stock 88		1,000,000
Capital Stock 89		3.5
Capital Stock 90		1,444,000
Capital Stock 91		444,000
Capital Stock 92		3.5
Capital Stock 93		3.15
Capital Stock 94		0.68%
Capital Stock 95		1.5
Capital Stock 96		0.00%
Capital Stock 97		163,000
Capital Stock 98		2.75
Capital Stock 99		448,250
Capital Stock 100		$ 3.75
Capital Stock 101		9,000
Capital Stock 102		2.75
Capital Stock 103		$ 3.75
Capital Stock 104		510,638
Capital Stock 105		$ 2.35
Capital Stock 106		82,310
Capital Stock 107		2.25
Capital Stock 108		$ 3.5
Capital Stock 109		245,748
Capital Stock 110		2.25
Capital Stock 111		$ 3
Capital Stock 112		393,846
Capital Stock 113		2.75
Capital Stock 114		1,083,075
Capital Stock 115		$ 4.5
Capital Stock 116		65,363
Capital Stock 117		3,636
Capital Stock 118		2.75
Capital Stock 119		$ 4.5
Capital Stock 120		853,075
Capital Stock 121		2.5
Capital Stock 122		504,160
Capital Stock 123		$ 3
Capital Stock 124		3
Capital Stock 125		4.12
Capital Stock 126		0.78%
Capital Stock 127		2
Capital Stock 128		0.00%
Capital Stock 129		0.01%
Capital Stock 130		145,063
Capital Stock 131		$ 4.12
Capital Stock 132		398,922
Capital Stock 133		26,032
Capital Stock 134		198,738
Capital Stock 135		181,818
Capital Stock 136		$ 4.12
Capital Stock 137		500,000
Capital Stock 138		249,090
Capital Stock 139		29,851
Capital Stock 140		3.35
Capital Stock 141		100,000
Capital Stock 142		$ 4.5
Capital Stock 143		2,985
Capital Stock 144		3.35
Capital Stock 145		$ 4.5
Capital Stock 146		61,014
Capital Stock 147		3.75
Capital Stock 148		228,800
Capital Stock 149		$ 5.25
Capital Stock 150		33,334
Capital Stock 151		3
Capital Stock 152		100,000
Capital Stock 153		$ 4
Capital Stock 154		700,000
Capital Stock 155		$ 2.25
Capital Stock 156		1,575,000
Capital Stock 157		650,000
Capital Stock 158		975,000
Capital Stock 159		$ 2
Capital Stock 160		84,963
Capital Stock 161		975,000
Capital Stock 162		84,963
Capital Stock 163		2
Capital Stock 164		1.5
Capital Stock 165		0.69%
Capital Stock 166		1
Capital Stock 167		0.00%
Capital Stock 168		0.00%
Capital Stock 169		615,600
Capital Stock 170		1.25
Capital Stock 171		769,500
Capital Stock 172		$ 2
Capital Stock 173		77,000
Capital Stock 174		8,000
Capital Stock 175		$ 2
Capital Stock 176		15,896
Capital Stock 177		15,896
Capital Stock 178		2
Capital Stock 179		1.74
Capital Stock 180		0.85%
Capital Stock 181		1
Capital Stock 182		0.00%
Capital Stock 183		0.00%
Capital Stock 184		270,000
Capital Stock 185		1.25
Capital Stock 186		337,500
Capital Stock 187		$ 2
Capital Stock 188		33,750
Capital Stock 189		2,700,513
Capital Stock 190		1,297,889
Capital Stock 191		52,367
Capital Stock 192		$ 0.75
Capital Stock 193		75,000
Capital Stock 1	25,000,000
Capital Stock 2	150,000,000
Capital Stock 3	222,222
Capital Stock 4	$ 3.6
Capital Stock 5	800,000
Capital Stock 6	333,000
Capital Stock 7	92,500
Capital Stock 8	$ 3.6
Capital Stock 9	150,000
Capital Stock 10	$ 3.5
Capital Stock 11	525,000
Capital Stock 12	$ 5
Capital Stock 13	10,000
Capital Stock 14	$ 4.5
Capital Stock 15	45,000
Capital Stock 16	50,000
Capital Stock 17	$ 3.86
Capital Stock 18	193,000
Capital Stock 19	65,000
Capital Stock 20	65,000
Capital Stock 21	$ 5.24
Capital Stock 22	340,600
Capital Stock 23	25,000
Capital Stock 24	$ 5.07
Capital Stock 25	126,750
Capital Stock 26	142,698
Capital Stock 27	$ 4.25
Capital Stock 28	606,467
Capital Stock 29	$ 5
Capital Stock 30	25,000
Capital Stock 31	$ 2.63
Capital Stock 32	65,750
Capital Stock 33	25,000
Capital Stock 34	$ 2.5
Capital Stock 35	62,500
Capital Stock 36	89,148
Capital Stock 37	$ 2.25
Capital Stock 38	200,583
Capital Stock 39	$ 4
Capital Stock 40	10,800
Capital Stock 41	$ 2.25
Capital Stock 42	24,300
Capital Stock 43	$ 4
Capital Stock 44	2,500
Capital Stock 45	$ 2
Capital Stock 46	5,000
Capital Stock 47	75,000
Capital Stock 48	36,000
Capital Stock 49	$ 2.25
Capital Stock 50	81,000
Capital Stock 51	$ 4
Capital Stock 52	8,100
Capital Stock 53	29,227
Capital Stock 54	$ 2.25
Capital Stock 55	495,556
Capital Stock 56	$ 2.25
Capital Stock 57	1,115,000
Capital Stock 58	$ 2.25
Capital Stock 59	22,222
Capital Stock 60	$ 2.51
Capital Stock 61	500,000
Capital Stock 62	128,888
Capital Stock 63	2.25
Capital Stock 64	289,998
Capital Stock 65	40,000
Capital Stock 66	$ 4
Capital Stock 67	88,888
Capital Stock 68	$ 2.25
Capital Stock 69	19,000
Capital Stock 70	266,666
Capital Stock 71	$ 2.25
Capital Stock 72	600,000
Capital Stock 73	$ 2.25
Capital Stock 74	300,000
Capital Stock 75	49,505
Capital Stock 76	$ 2.02
Capital Stock 77	92,499
Capital Stock 78	$ 2.6
Capital Stock 79	240,498
Capital Stock 80	$ 3.5
Capital Stock 81	9,825
Capital Stock 82	$ 2.85
Capital Stock 83	941,000
Capital Stock 84	$ 2.5
Capital Stock 85	2,352,500
Capital Stock 86	$ 3.5
Capital Stock 87	400,000
Capital Stock 88	1,000,000
Capital Stock 89	3.5
Capital Stock 90	1,444,000
Capital Stock 91	444,000
Capital Stock 92	3.5
Capital Stock 93	3.15
Capital Stock 94	68.45%
Capital Stock 95	1.5
Capital Stock 96	0.00%
Capital Stock 97	163,000
Capital Stock 98	$ 2.75
Capital Stock 99	448,250
Capital Stock 100	$ 3.75
Capital Stock 101	9,000
Capital Stock 102	$ 2.75
Capital Stock 103	$ 3.75
Capital Stock 104	510,638
Capital Stock 105	$ 2.35
Capital Stock 106	82,310
Capital Stock 107	$ 2.25
Capital Stock 108	$ 3.5
Capital Stock 109	245,748
Capital Stock 110	$ 2.25
Capital Stock 111	$ 3
Capital Stock 112	393,846
Capital Stock 113	$ 2.75
Capital Stock 114	1,083,075
Capital Stock 115	$ 4.5
Capital Stock 116	65,363
Capital Stock 117	3,636
Capital Stock 118	$ 2.75
Capital Stock 119	$ 4.5
Capital Stock 120	853,075
Capital Stock 121	2.5
Capital Stock 122	504,160
Capital Stock 123	$ 3
Capital Stock 124	3
Capital Stock 125	4.12
Capital Stock 126	78.33%
Capital Stock 127	2
Capital Stock 128	0.00%
Capital Stock 129	0.52%
Capital Stock 130	145,063
Capital Stock 131	$ 4.12
Capital Stock 132	398,922
Capital Stock 133	26,032
Capital Stock 134	198,738
Capital Stock 135	181,818
Capital Stock 136	$ 4.12
Capital Stock 137	500,000
Capital Stock 138	249,090
Capital Stock 139	29,851
Capital Stock 140	$ 3.35
Capital Stock 141	100,000
Capital Stock 142	$ 4.5
Capital Stock 143	2,985
Capital Stock 144	$ 3.35
Capital Stock 145	$ 4.5
Capital Stock 146	61,014
Capital Stock 147	$ 3.75
Capital Stock 148	228,800
Capital Stock 149	$ 5.25
Capital Stock 150	33,334
Capital Stock 151	$ 3
Capital Stock 152	100,000
Capital Stock 153	$ 4
Capital Stock 154	700,000
Capital Stock 155	$ 2.25
Capital Stock 156	1,575,000
Capital Stock 157	650,000
Capital Stock 158	975,000
Capital Stock 159	$ 2
Capital Stock 160	84,963
Capital Stock 161	975,000
Capital Stock 162	84,963
Capital Stock 163	2
Capital Stock 164	1.5
Capital Stock 165	69.00%
Capital Stock 166	1
Capital Stock 167	0.00%
Capital Stock 168	0.10%
Capital Stock 169	615,600
Capital Stock 170	$ 1.25
Capital Stock 171	769,500
Capital Stock 172	$ 2
Capital Stock 173	77,000
Capital Stock 174	8,000
Capital Stock 175	$ 2
Capital Stock 176	15,896
Capital Stock 177	15,896
Capital Stock 178	2
Capital Stock 179	1.74
Capital Stock 180	84.88%
Capital Stock 181	1
Capital Stock 182	0.15%
Capital Stock 183	0.00%
Capital Stock 184	270,000
Capital Stock 185	$ 1.25
Capital Stock 186	337,500
Capital Stock 187	$ 2
Capital Stock 188	33,750
Capital Stock 189	2,700,513
Capital Stock 190	1,297,889
Capital Stock 191	$ 52,367
Capital Stock 192	$ 0.75
Capital Stock 193	75,000

Related Party Transactions (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions 1		$ 479,434
Related Party Transactions 2		674,917
Related Party Transactions 3		127,452
Related Party Transactions 4		20,833
Related Party Transactions 1	0
Related Party Transactions 2	81,072
Related Party Transactions 3	67,500
Related Party Transactions 4	217,170
Related Party Transactions 5	33,129
Related Party Transactions 6	$ 127,452

Commitments (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Y	Sep. 30, 2012 Y option
Commitments 1		4,250,141
Commitments 2		200,000
Commitments 3		$ 3.5
Commitments 4		1.5
Commitments 5		80,200
Commitments 6		0.00%
Commitments 7		1
Commitments 8		0.79%
Commitments 9		0.00%
Commitments 10		3,000,000
Commitments 11		0.10%
Commitments 12		0.25%
Commitments 13		1
Commitments 14		0.10%
Commitments 15		1.10%
Commitments 16		4,000,000
Commitments 17		0
Commitments 18		18,600
Commitments 19		0.00%
Commitments 20		2
Commitments 21		0.85%
Commitments 22		0.00%
Commitments 23		500,000
Commitments 24		100,000
Commitments 25		740,000
Commitments 26		0
Commitments 27		125,000
Commitments 28		406,500
Commitments 29		163,415
Commitments 30		243,084
Commitments 31		75,000
Commitments 32		25,000
Commitments 33		267,000
Commitments 34		6,500
Commitments 35		120,250
Commitments 36		90,000
Commitments 37		90,000
Commitments 38		90,000
Commitments 39		1,100,000
Commitments 40		158,493
Commitments 41		33,493
Commitments 42		0
Commitments 43		1,000,000
Commitments 44		708,917
Commitments 45		284,828
Commitments 46		0
Commitments 1	2,700,513
Commitments 2	$ 0.75
Commitments 3	200,000
Commitments 4	3.5
Commitments 6	80,200
Commitments 7	0.11%
Commitments 8	1
Commitments 9	79.46%
Commitments 10	0.00%
Commitments 11	3,000,000
Commitments 12	10.00%
Commitments 13	4
Commitments 14	25.00%
Commitments 15	1
Commitments 16	10.00%
Commitments 17	110.00%
Commitments 18	4,000,000
Commitments 19	18,600
Commitments 20	0.31%
Commitments 21	2
Commitments 22	84.74%
Commitments 23	0.00%
Commitments 24	18,600
Commitments 25	100,000
Commitments 26	740,000
Commitments 27	0
Commitments 28	0
Commitments 29	267,000
Commitments 30	6,500
Commitments 31	90,000
Commitments 32	90,000
Commitments 33	90,000
Commitments 34	150,000
Commitments 35	0
Commitments 36	163,415
Commitments 37	500,000
Commitments 38	33,493
Commitments 39	0
Commitments 40	33,348
Commitments 41	$ 1,835

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Income Taxes 1	$ 19,945,000
Income Taxes 2	$ 16,300,000

Supplemental Cash Flow Information (Narrative) (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Sep. 30, 2012 USD ($) unit
Supplemental Cash Flow Information 1			544,667
Supplemental Cash Flow Information 2			1.918
Supplemental Cash Flow Information 3			$ 272,333
Supplemental Cash Flow Information 4			22,333
Supplemental Cash Flow Information 5			2,155,846
Supplemental Cash Flow Information 6			1.918
Supplemental Cash Flow Information 7			1,077,923
Supplemental Cash Flow Information 8			30,034
Supplemental Cash Flow Information 9			$ 0.75
Supplemental Cash Flow Information 10			3,829,333
Supplemental Cash Flow Information 11			75,000
Supplemental Cash Flow Information 12			$ 1
Supplemental Cash Flow Information 13			75,000
Supplemental Cash Flow Information 14			8,000
Supplemental Cash Flow Information 15			15,896
Supplemental Cash Flow Information 14			3,636
Supplemental Cash Flow Information 15			2.75
Supplemental Cash Flow Information 16			$ 4.5
Supplemental Cash Flow Information 17			853,075
Supplemental Cash Flow Information 18			6.24
Supplemental Cash Flow Information 19			504,160
Supplemental Cash Flow Information 20			$ 3
Supplemental Cash Flow Information 21			145,063
Supplemental Cash Flow Information 22			$ 4.12
Supplemental Cash Flow Information 23			398,923
Supplemental Cash Flow Information 24			26,032
Supplemental Cash Flow Information 25			198,738
Supplemental Cash Flow Information 26			181,818
Supplemental Cash Flow Information 27			$ 4.12
Supplemental Cash Flow Information 28			500,000
Supplemental Cash Flow Information 29			249,090
Supplemental Cash Flow Information 30			2,985
Supplemental Cash Flow Information 31			3.35
Supplemental Cash Flow Information 32			$ 4.5
Supplemental Cash Flow Information 33			650,000
Supplemental Cash Flow Information 34			1,059,963
Supplemental Cash Flow Information 35			975,000
Supplemental Cash Flow Information 36			84,963
Supplemental Cash Flow Information 37			8.00%
Supplemental Cash Flow Information 38			216,000
Supplemental Cash Flow Information 39			200,000
Supplemental Cash Flow Information 40			16,000
Supplemental Cash Flow Information 1	100,000
Supplemental Cash Flow Information 2	82,344
Supplemental Cash Flow Information 3		86,677
Supplemental Cash Flow Information 4	26,256
Supplemental Cash Flow Information 5		27,639
Supplemental Cash Flow Information 6	544,667	544,667
Supplemental Cash Flow Information 7	$ 1.918
Supplemental Cash Flow Information 8	272,333
Supplemental Cash Flow Information 9	22,333
Supplemental Cash Flow Information 10	2,155,846	2,155,846
Supplemental Cash Flow Information 11	$ 1.918
Supplemental Cash Flow Information 12	1,077,923
Supplemental Cash Flow Information 13	30,034
Supplemental Cash Flow Information 14	$ 0.75
Supplemental Cash Flow Information 15	3,829,333
Supplemental Cash Flow Information 16	75,000	75,000
Supplemental Cash Flow Information 17	$ 1
Supplemental Cash Flow Information 18	$ 75,000

Subsequent Events (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events 1		$ 150,000
Subsequent Events 2		8.00%
Subsequent Events 3		50,000
Subsequent Events 4		8.00%
Subsequent Events 1	549,000
Subsequent Events 2	26,058
Subsequent Events 3	1,437,645
Subsequent Events 4	11,449
Subsequent Events 5	1,108,506
Subsequent Events 6	2,771,265
Subsequent Events 7	2,196,133
Subsequent Events 8	$ 0.4
Subsequent Events 9	878,453
Subsequent Events 10	$ 0.75
Subsequent Events 11	10.00%
Subsequent Events 12	2.00%
Subsequent Events 13	10,000,000
Subsequent Events 14	$ 0.001
Subsequent Events 15	250,000
Subsequent Events 16	100,000
Subsequent Events 17	341,858
Subsequent Events 18	133,409
Subsequent Events 19	10,000,000
Subsequent Events 20	2,000,000
Subsequent Events 21	$ 0.4
Subsequent Events 22	4,000,000
Subsequent Events 23	25.00%
Subsequent Events 24	25.00%
Subsequent Events 25	25.00%
Subsequent Events 26	$ 5,000,000
Subsequent Events 27	25.00%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1	$ 67,500
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4	167,500
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5	(67,500)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6	(100,000)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8	$ 67,500

Schedule of Property, Plant and Equipment (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Equipment Schedule Of Property, Plant And Equipment 1			$ 5,631
Equipment Schedule Of Property, Plant And Equipment 2			5,055
Equipment Schedule Of Property, Plant And Equipment 3			576
Equipment Schedule Of Property, Plant And Equipment 1				5,631
Equipment Schedule Of Property, Plant And Equipment 2				3,197
Equipment Schedule Of Property, Plant And Equipment 3				2,434
Equipment Schedule Of Property, Plant And Equipment 1	5,631
Equipment Schedule Of Property, Plant And Equipment 2	5,631
Equipment Schedule Of Property, Plant And Equipment 3	0
Equipment Schedule Of Property, Plant And Equipment 1		5,631
Equipment Schedule Of Property, Plant And Equipment 2		5,055
Equipment Schedule Of Property, Plant And Equipment 3		$ 576

Derivative Liabilities Activity (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Derivative Liabilities Derivative Liabilities Activity 1	$ 67,500
Derivative Liabilities Derivative Liabilities Activity 2	0
Derivative Liabilities Derivative Liabilities Activity 3	0
Derivative Liabilities Derivative Liabilities Activity 4	167,500
Derivative Liabilities Derivative Liabilities Activity 5	(67,500)
Derivative Liabilities Derivative Liabilities Activity 6	(100,000)
Derivative Liabilities Derivative Liabilities Activity 7	0
Derivative Liabilities Derivative Liabilities Activity 8	$ 67,500

Schedule of Derivative Instruments (Details)	12 Months Ended
Sep. 30, 2012 Y
Derivative Liabilities Schedule Of Derivative Instruments 1	0.00%
Derivative Liabilities Schedule Of Derivative Instruments 2	0.00%
Derivative Liabilities Schedule Of Derivative Instruments 3	0.05
Derivative Liabilities Schedule Of Derivative Instruments 4	0.56
Derivative Liabilities Schedule Of Derivative Instruments 5	0.58%
Derivative Liabilities Schedule Of Derivative Instruments 6	0.93%
Derivative Liabilities Schedule Of Derivative Instruments 7	0.00%
Derivative Liabilities Schedule Of Derivative Instruments 8	0.00%

Schedule of Debt (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Promissory Notes Payable Schedule Of Debt 1	$ 0
Promissory Notes Payable Schedule Of Debt 2	750,000
Promissory Notes Payable Schedule Of Debt 3	299,000
Promissory Notes Payable Schedule Of Debt 4	216,000
Promissory Notes Payable Schedule Of Debt 5	0
Promissory Notes Payable Schedule Of Debt 6	(167,500)
Promissory Notes Payable Schedule Of Debt 7	0
Promissory Notes Payable Schedule Of Debt 8	69,419
Promissory Notes Payable Schedule Of Debt 9	299,000
Promissory Notes Payable Schedule Of Debt 10	867,919
Promissory Notes Payable Schedule Of Debt 11	(299,000)
Promissory Notes Payable Schedule Of Debt 12	(867,919)
Promissory Notes Payable Schedule Of Debt 13	0
Promissory Notes Payable Schedule Of Debt 14	$ 0

Schedule of promissory note settlements (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Sep. 30, 2012 USD ($)
Promissory Notes Payable Schedule Of Promissory Note Settlements 1			$ 250,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 2			22,333
Promissory Notes Payable Schedule Of Promissory Note Settlements 3			544,667
Promissory Notes Payable Schedule Of Promissory Note Settlements 4			1,044,671
Promissory Notes Payable Schedule Of Promissory Note Settlements 5			(772,338)
Promissory Notes Payable Schedule Of Promissory Note Settlements 6			216,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 7			18,571
Promissory Notes Payable Schedule Of Promissory Note Settlements 8			469,152
Promissory Notes Payable Schedule Of Promissory Note Settlements 9			899,833
Promissory Notes Payable Schedule Of Promissory Note Settlements 10			(665,262)
Promissory Notes Payable Schedule Of Promissory Note Settlements 11			799,389
Promissory Notes Payable Schedule Of Promissory Note Settlements 12			10,925
Promissory Notes Payable Schedule Of Promissory Note Settlements 13			1,620,628
Promissory Notes Payable Schedule Of Promissory Note Settlements 14			3,108,365
Promissory Notes Payable Schedule Of Promissory Note Settlements 15			(2,298,051)
Promissory Notes Payable Schedule Of Promissory Note Settlements 16			32,500
Promissory Notes Payable Schedule Of Promissory Note Settlements 17			533
Promissory Notes Payable Schedule Of Promissory Note Settlements 18			66,066
Promissory Notes Payable Schedule Of Promissory Note Settlements 19			126,715
Promissory Notes Payable Schedule Of Promissory Note Settlements 20			(93,682)
Promissory Notes Payable Schedule Of Promissory Note Settlements 21			1,047,889
Promissory Notes Payable Schedule Of Promissory Note Settlements 22			30,029
Promissory Notes Payable Schedule Of Promissory Note Settlements 23			2,155,846
Promissory Notes Payable Schedule Of Promissory Note Settlements 24			4,134,913
Promissory Notes Payable Schedule Of Promissory Note Settlements 25			(3,056,995)
Promissory Notes Payable Schedule Of Promissory Note Settlements 26			1,297,889
Promissory Notes Payable Schedule Of Promissory Note Settlements 27			52,362
Promissory Notes Payable Schedule Of Promissory Note Settlements 28			2,700,513
Promissory Notes Payable Schedule Of Promissory Note Settlements 29			5,179,584
Promissory Notes Payable Schedule Of Promissory Note Settlements 30			(3,829,333)
Promissory Notes Payable Schedule Of Promissory Note Settlements 1	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 2	49,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 3	49,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 4	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 5	250,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 6	250,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 7	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 8	150,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 9	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 10	8.00%	8.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 11	50,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 12	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 13	12.00%	12.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 14	100,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 15	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 16		86,677
Promissory Notes Payable Schedule Of Promissory Note Settlements 17	12.00%	12.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 18	82,344
Promissory Notes Payable Schedule Of Promissory Note Settlements 19	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 20		27,639
Promissory Notes Payable Schedule Of Promissory Note Settlements 21	12.00%	12.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 22	26,256
Promissory Notes Payable Schedule Of Promissory Note Settlements 23	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 24	10.00%	10.00%
Promissory Notes Payable Schedule Of Promissory Note Settlements 25	50,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 26	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 27	757,600
Promissory Notes Payable Schedule Of Promissory Note Settlements 28	299,000
Promissory Notes Payable Schedule Of Promissory Note Settlements 29	(757,600)
Promissory Notes Payable Schedule Of Promissory Note Settlements 30	(299,000)
Promissory Notes Payable Schedule Of Promissory Note Settlements 31	0
Promissory Notes Payable Schedule Of Promissory Note Settlements 32	$ 0

Schedule of fair value of warrants assumption (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 1	$ 1.25
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 2	$ 0.75
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 3	78.89%
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 4	0.23%

Schedule of Related Party Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions Schedule Of Related Party Transactions 1		$ 0
Related Party Transactions Schedule Of Related Party Transactions 2		0
Related Party Transactions Schedule Of Related Party Transactions 3		14,625
Related Party Transactions Schedule Of Related Party Transactions 4		0
Related Party Transactions Schedule Of Related Party Transactions 5		0
Related Party Transactions Schedule Of Related Party Transactions 6		3,750
Related Party Transactions Schedule Of Related Party Transactions 7		0
Related Party Transactions Schedule Of Related Party Transactions 8		0
Related Party Transactions Schedule Of Related Party Transactions 9		33,666
Related Party Transactions Schedule Of Related Party Transactions 10		0
Related Party Transactions Schedule Of Related Party Transactions 11		0
Related Party Transactions Schedule Of Related Party Transactions 12		52,041
Related Party Transactions Schedule Of Related Party Transactions 1	0
Related Party Transactions Schedule Of Related Party Transactions 2	0
Related Party Transactions Schedule Of Related Party Transactions 3	0
Related Party Transactions Schedule Of Related Party Transactions 4	0
Related Party Transactions Schedule Of Related Party Transactions 5	14,625
Related Party Transactions Schedule Of Related Party Transactions 6	0
Related Party Transactions Schedule Of Related Party Transactions 7	0
Related Party Transactions Schedule Of Related Party Transactions 8	0
Related Party Transactions Schedule Of Related Party Transactions 9	0
Related Party Transactions Schedule Of Related Party Transactions 10	3,750
Related Party Transactions Schedule Of Related Party Transactions 11	0
Related Party Transactions Schedule Of Related Party Transactions 12	0
Related Party Transactions Schedule Of Related Party Transactions 13	0
Related Party Transactions Schedule Of Related Party Transactions 14	0
Related Party Transactions Schedule Of Related Party Transactions 15	33,666
Related Party Transactions Schedule Of Related Party Transactions 16	0
Related Party Transactions Schedule Of Related Party Transactions 17	0
Related Party Transactions Schedule Of Related Party Transactions 18	0
Related Party Transactions Schedule Of Related Party Transactions 19	0
Related Party Transactions Schedule Of Related Party Transactions 20	$ 52,041

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 2,047,151
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		2.87
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		(148,749)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		2.64
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		(700,000)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		2.25
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		1,457,077
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		3.07
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		2,655,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		(1,552,651)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		3,147,313
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.93
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		4,250,141
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		1.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	2,655,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(1,552,651)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	3,147,313
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	3.07
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	4,250,141
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	1.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(1,549,628)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	2.56
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 2,700,513
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.75

Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 853,075
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	3
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	16,419
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	4.5
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	307,800
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	2
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	200,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	1.5
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	135,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	2
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	4,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	2
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	33,334
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	4
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	2,700,513
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	$ 4,250,141

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 2,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2		3.29
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3		(1,000,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4		3.93
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5		(50,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6		2.75
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7		650,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8		4.06
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9		2.95
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10		2,375,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11		3.18
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12		(1,100,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13		2.82
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 14		500,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 15		1.5
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 16		0.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 17		1,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 18		2.94
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 19		905,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 20		2.81
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 21		930,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 22		2.9
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1	2,375,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2	3.18
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3	(1,100,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4	2.82
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5	500,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6	1.5
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7	0.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8	1,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9	2.94
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10	(150,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11	3.86
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12	(150,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13	2.9
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 14	1,475,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 15	2.77
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 16	705,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 17	2.86
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 905,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 19	2.81

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		3.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		0.09
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		3.86
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		0.17
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		3.1
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		1.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		2.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		0.96
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		500,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		2.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		1.04
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		2.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		1.42
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		3.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		1.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		3.72
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		3.4
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		3.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45		3.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46		270,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48		3
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50		4.36
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 51		1,775,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 52		905,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 53		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	(1)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	3.1
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	1
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	(2)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	2.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	0.21
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	500,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	(3)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	2.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	0.3
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	(4)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	2.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	0.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	(5)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	3.5
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	1
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	(6)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	3.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	2.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	270,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	(7)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	3
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	3.61
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	1,475,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	705,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	$ 0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Y	Sep. 30, 2012 Y
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		0.01%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		0.02%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		0.01%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		0.02%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		4.25
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		4.5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8		5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9		0.58%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10		0.95%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11		0.56%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12		0.63%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13		0.00%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14		0.00%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	$ 0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0.83%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	2.19%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	4.25
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	5
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	57.87%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	95.25%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	$ 0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0.00%

Schedule of Nonvested Share Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Schedule Of Nonvested Share Activity 1		$ 1,161,667
Commitments Schedule Of Nonvested Share Activity 2		2.98
Commitments Schedule Of Nonvested Share Activity 3		1.8
Commitments Schedule Of Nonvested Share Activity 4		650,000
Commitments Schedule Of Nonvested Share Activity 5		4.06
Commitments Schedule Of Nonvested Share Activity 6		2.61
Commitments Schedule Of Nonvested Share Activity 7		(225,000)
Commitments Schedule Of Nonvested Share Activity 8		3.47
Commitments Schedule Of Nonvested Share Activity 9		2.51
Commitments Schedule Of Nonvested Share Activity 10		(141,667)
Commitments Schedule Of Nonvested Share Activity 11		3.57
Commitments Schedule Of Nonvested Share Activity 12		2.59
Commitments Schedule Of Nonvested Share Activity 13		1,445,000
Commitments Schedule Of Nonvested Share Activity 14		3.33
Commitments Schedule Of Nonvested Share Activity 15		2.17
Commitments Schedule Of Nonvested Share Activity 16		500,000
Commitments Schedule Of Nonvested Share Activity 17		1.5
Commitments Schedule Of Nonvested Share Activity 18		0.72
Commitments Schedule Of Nonvested Share Activity 19		(900,000)
Commitments Schedule Of Nonvested Share Activity 20		2.74
Commitments Schedule Of Nonvested Share Activity 21		1.6
Commitments Schedule Of Nonvested Share Activity 22		(175,000)
Commitments Schedule Of Nonvested Share Activity 23		3.71
Commitments Schedule Of Nonvested Share Activity 24		2.7
Commitments Schedule Of Nonvested Share Activity 25		870,000
Commitments Schedule Of Nonvested Share Activity 26		2.81
Commitments Schedule Of Nonvested Share Activity 27		1.82
Commitments Schedule Of Nonvested Share Activity 1	1,445,000
Commitments Schedule Of Nonvested Share Activity 2	3.33
Commitments Schedule Of Nonvested Share Activity 3	2.17
Commitments Schedule Of Nonvested Share Activity 4	500,000
Commitments Schedule Of Nonvested Share Activity 5	1.5
Commitments Schedule Of Nonvested Share Activity 6	0.72
Commitments Schedule Of Nonvested Share Activity 7	(900,000)
Commitments Schedule Of Nonvested Share Activity 8	2.74
Commitments Schedule Of Nonvested Share Activity 9	1.6
Commitments Schedule Of Nonvested Share Activity 10	(175,000)
Commitments Schedule Of Nonvested Share Activity 11	3.71
Commitments Schedule Of Nonvested Share Activity 12	2.7
Commitments Schedule Of Nonvested Share Activity 13	870,000
Commitments Schedule Of Nonvested Share Activity 14	2.81
Commitments Schedule Of Nonvested Share Activity 15	1.82
Commitments Schedule Of Nonvested Share Activity 16	(100,000)
Commitments Schedule Of Nonvested Share Activity 17	3.86
Commitments Schedule Of Nonvested Share Activity 18	2.49
Commitments Schedule Of Nonvested Share Activity 19	$ 770,000
Commitments Schedule Of Nonvested Share Activity 20	2.68
Commitments Schedule Of Nonvested Share Activity 21	1.74

Shares Issued For Services (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Shares Issued For Services 1		$ 312,903
Commitments Shares Issued For Services 2		1,273,162
Commitments Shares Issued For Services 3		80,200
Commitments Shares Issued For Services 4		0
Commitments Shares Issued For Services 5		393,103
Commitments Shares Issued For Services 6		1,273,162
Commitments Shares Issued For Services 1	0
Commitments Shares Issued For Services 2	93,600
Commitments Shares Issued For Services 3	0
Commitments Shares Issued For Services 4	312,903
Commitments Shares Issued For Services 5	0
Commitments Shares Issued For Services 6	80,200
Commitments Shares Issued For Services 7	0
Commitments Shares Issued For Services 8	93,600
Commitments Shares Issued For Services 9	0
Commitments Shares Issued For Services 10	$ 393,103

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	0.34%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	0.34%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	$ 6,775,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	5,508,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	741,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	476,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	28,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	15,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	34,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	34,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	38,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(7,612,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	(6,037,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	$ 0

Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	$ (2,823,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	(2,484,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	103,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	433,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(2,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	1,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	1,302,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	181,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(175,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	(95,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	(23,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	(34,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	33,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	24,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	170,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	10,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	1,575,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	1,804,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	$ 0